UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011
(Address of principal executive offices) (Zip code)

Robert C. Holderith
155 West 19th Street, Floor 3
New York, NY 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached hereto.

EGA Emerging Global Shares Trust

Semi-Annual Report

September 30, 2015

EGShares Beyond BRICs ETF

EGShares Blue Chip ETF

EGShares Brazil Infrastructure ETF

EGShares EM Core ex-China ETF

EGShares EM Quality Dividend ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares India Consumer ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

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Shareholder Letter

Dear Shareholder,

If the past twelve months have been difficult for emerging market (EM) and frontier market (FM) investors, the second and third quarters of 2015 were nerve racking. April started off on a very positive note with the broad based MSCI EM Index up 7.7% and most EGShares exchange-traded funds (ETFs) acted similarly. However, all but a percentage point of those gains were given up in May and the market continued to trend downward from June through September.

A number of factors contributed to this poor performance. First, another dramatic decline in oil and commodity prices supported fears of slowing growth in those developing countries that rely on commodity exports. Correlated to this was a sharp rise in the U.S. Dollar (USD), which normally coincides with lower oil prices and exacerbated downside pressure for USD-based investors invested in companies that are non-USD based. Additionally, with the U.S. economy appearing to gather momentum, continued expectations of an expected rate hike by the U.S. Federal Reserve weighed on EM and FM.

Frontier markets were not immune to these challenges and the MSCI FM Index followed suit as many oil-dependent economies, especially those in the Middle East, were hit hard. Overall, the MSCI EM Index was down 17.3% and the MSCI FM Index was down 10.6% from April 1 to September 30, 2015. Flows for both EM and FM ETFs were strongly negative, as were flows in EGShares ETFs. In total, U.S. EM equity ETFs lost $5.5 billion in assets.

As discussed in past editions of this letter, the investment approach at Emerging Global Advisors is based on applying a strategic beta approach to allocating within emerging markets. We continue to believe that long-term emerging market equity returns will likely be enhanced by sectors driven by domestic demand and smaller or less mature countries. Our EGShares Emerging Markets Consumer ETF (ECON), the EGShares Beyond BRICs ETF (BBRC) and the EGShares India Consumer ETF (INCO) are some of the largest of our funds that represent this approach.

During the third quarter, we launched an ETF that excludes companies domiciled in China. As the broad-based EM benchmarks plan to add China A-shares to their indices and increase the concentration in China, the EGShares EM Core ex-China ETF (XCEM) gives investors the opportunity to choose the style and size of their exposure to the world’s second largest economy or even exclude that exposure completely.

We thank you for the trust you have placed in us through your investment and look forward to improving conditions for emerging market and frontier market investors in the future.

Sincerely,

Robert C. Holderith
President
Emerging Global Advisors, LLC

EGA Emerging Global Shares Trust   1

Shareholder Letter (concluded)

This material must be accompanied or preceded by the prospectus.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. Small and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

Certain EGShares Funds (“Funds”) are non-diversified and, as a result, may have greater volatility than diversified-funds. A Fund may concentrate its investment in issuers of one or more particular industries to the same extent that the underlying index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. In certain circumstances, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value preventing them from tracking the underlying index.

MSCI Emerging Markets Index is an index that is designed to measure equity market performance in global emerging markets.

MSCI Frontier Markets Index is an index that is designed to measure equity market performance of frontier markets.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

This commentary represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results.

Robert Holderith is a registered representative of ALPS Distributors, Inc. Emerging Global Advisors, LLC (“EGA”) and the Funds are distributed by ALPS Distributors, Inc. EGA and ALPS Distributors, Inc. are unaffiliated entities.

2   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Beyond BRICs ETF

Industry Breakdown*

■ Financials	41.3%
■ Telecommunications	16.1
■ Industrials	9.9
■ Consumer Services	9.5
■ Consumer Goods	8.9
■ Oil & Gas	5.6
■ Utilities	4.2
■ Basic Materials	3.1
■ Health Care	1.4

Top Ten Holdings*

Naspers, Ltd. N Shares	3.2%
America Movil SAB de CV Series L	2.8
Fomento Economico Mexicano SAB de CV Series UBD	2.6
MTN Group, Ltd.	2.6
Bank Muscat SAOG	2.2
Safaricom, Ltd.	2.2
Guaranty Trust Bank PLC	2.2
Public Bank Bhd	2.1
Nigerian Breweries PLC	2.1
Zenith Bank PLC	2.0

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Beyond BRICs ETF (ticker: BBRC)

The EGShares Beyond BRICs ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “BBRC Underlying Index”). The BBRC Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in Emerging and Frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE’s Country Classification System. The BBRC Underlying Index is market capitalization weighted, and has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. These risks may be greater for investments in frontier markets. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   3

Portfolio Summary (Unaudited)
EGShares Blue Chip ETF

Sector Breakdown*

■ Materials	24.5%
■ Information Technology	23.0
■ Consumer Discretionary	17.2
■ Consumer Staples	12.8
■ Industrials	6.7
■ Telecommunication Services	6.5
■ Energy	5.8
■ Financials	3.5

Top Ten Holdings*

Mondi PLC	4.1%
Jeronimo Martins SGPS SA	4.0
LG Chem, Ltd.	4.0
Pirelli & C. SpA	3.8
Kansas City Southern	3.8
Avago Technologies, Ltd.	3.7
Visteon Corp.	3.6
Swatch Group AG (The)	3.6
Givaudan SA	3.6
Old Mutual PLC	3.5

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Blue Chip ETF (ticker: BCHP)

The EGShares Blue Chip ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Developed Markets Blue Chip EM Access IndexSM (the “BCHP Underlying Index”). The BCHP Underlying Index is an equal-weighted equity index comprised of 30 well-established, widely recognized companies that are domiciled and publicly traded in developed market countries (including the U.S.) and have, as of the most recent constitution, a U.S. Dollar equivalent market capitalization of at least $2 billion (based on then-current exchange rates) and measurable revenue from developing market countries.

The Fund’s foreign investments may be subject to increased volatility, and restrictions on currency trading may adversely affect the Fund’s portfolio. Although companies included in the BCHP Underlying Index are domiciled in developed market countries, the Fund has material indirect access to developing markets. The risks associated with foreign investments may be more pronounced in developing markets. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

4   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Brazil Infrastructure ETF

Industry Breakdown*

■ Utilities	63.3%
■ Telecommunications	12.4
■ Basic Materials	11.8
■ Industrials	10.3
■ Health Care	2.2

Top Ten Holdings*

Equatorial Energia SA	6.1%
Ultrapar Participacoes SA	6.0
Telefonica Brasil SA Preference Shares	5.8
Cia Paranaense de Energia Preference Shares Class B	5.6
Companhia de Saneamento Basico do Estado de Sao Paulo	5.5
Tractebel Energia SA	5.4
EDP – Energias do Brasil SA	5.3
CCR SA	4.9
Tim Participacoes SA	4.8
CPFL Energia SA	4.7

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Brazil Infrastructure ETF (ticker: BRXX)

The EGShares Brazil Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (the “BRXX Underlying Index”). The BRXX Underlying Index is a free-float adjusted capitalization weighted index designed to represent the performance of the 30 largest Brazilian companies ranked by full market capitalization that FTSE determines to be representative of Brazil’s infrastructure industries.

The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. Because the Fund invests predominantly in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a Fund that invested in a greater variety of countries. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   5

Portfolio Summary (Unaudited)
EGShares EM Core ex-China ETF

Sector Breakdown*

■ Financials	28.0%
■ Information Technology	20.8
■ Materials	9.7
■ Consumer Discretionary	9.4
■ Consumer Staples	8.4
■ Energy	8.2
■ Telecommunication Services	7.9
■ Utilities	3.2
■ Industrials	3.1
■ Health Care	1.3

Top Ten Holdings*

Samsung Electronics Co., Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9
Infosys, Ltd. ADR	3.3
Vale SA Preference Shares	2.7
ICICI Bank, Ltd. ADR	2.3
HDFC Bank, Ltd. ADR	2.2
Tata Motors, Ltd. ADR	2.1
KT&G Corp.	2.1
Petroleo Brasileiro SA Preference Shares	2.1
Bidvest Group, Ltd.	2.0

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares EM Core ex-China ETF (ticker: XCEM)

The EGShares EM Core ex-China ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets ex-China IndexSM (the “XCEM Underlying Index”). The XCEM Underlying Index is a market capitalization weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies across the EGAI Emerging Markets Universe, excluding those listed or domiciled in China and Hong Kong.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. These risks may be greater for investments in frontier markets. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

6   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares EM Quality Dividend ETF

Sector Breakdown*

■ Financials	18.7%
■ Telecommunication Services	18.4
■ Consumer Staples	12.6
■ Information Technology	12.1
■ Materials	11.4
■ Energy	10.7
■ Industrials	7.9
■ Utilities	6.2
■ Consumer Discretionary	2.0

Top Ten Holdings*

Gulf International Services QSC	2.3%
Nigerian Breweries PLC	2.3
Oman Telecommunications Co. SAOG	2.3
Infosys, Ltd.	2.3
Delta Electronics, Inc.	2.2
PT Indofood Sukses Makmur Tbk	2.2
CLP Holdings, Ltd.	2.1
Tupras-Turkiye Petrol Rafinerileri AS	2.1
British American Tobacco Malaysia Bhd	2.1
China Merchants Bank Co., Ltd. Class H	2.1

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares EM Quality Dividend ETF (ticker: HILO)

The EGShares EM Quality Dividend ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets Quality Dividend IndexSM (the “HILO Underlying Index”). Effective as of January 26, 2015, the Fund began tracking the HILO Underlying Index instead of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index in order to pursue a more effective quality dividend investment strategy. The HILO Underlying Index is an equal weighted index designed to represent a portfolio of approximately 50 companies in developing markets that each have a higher dividend yield than the average dividend yield in the EGAI Developing Markets Universe.

Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. These risks may be greater for investments in frontier markets. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   7

Portfolio Summary (Unaudited)
EGShares Emerging Markets Consumer ETF

Industry Breakdown*

■ Consumer Services	49.3%
■ Consumer Goods	47.7
■ Industrials	3.0

Top Ten Holdings*

Naspers, Ltd. N Shares	10.1%
Ambev SA ADR	6.1
Fomento Economico Mexicano SAB de CV Series UBD	5.9
Steinhoff International Holdings, Ltd.	5.7
Magnit PJSC GDR	4.8
BRF SA ADR	4.3
Wal-Mart de Mexico SAB de CV	4.3
Grupo Televisa SAB Series CPO	4.0
Ctrip.com International, Ltd. ADR	3.6
Hengan International Group Co., Ltd.	3.4

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Emerging Markets Consumer ETF (ticker: ECON)

The EGShares Emerging Markets Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “ECON Underlying Index”). The ECON Underlying Index is a free-float market capitalization weighted stock market index designed to measure the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P Dow Jones Indices’ proprietary industry classification system.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Mid-cap companies may have greater volatility in price than the stocks of large-cap companies due to limited product lines or resources or a dependency upon a particular market niche.

8   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Emerging Markets Core ETF

Sector Breakdown*

■ Consumer Discretionary	18.4%
■ Financials	17.7
■ Consumer Staples	15.2
■ Industrials	11.5
■ Health Care	7.8
■ Information Technology	7.4
■ Materials	6.3
■ Energy	5.3
■ Telecommunication Services	5.3
■ Utilities	5.1

Top Ten Holdings*

PT Telekomunikasi Indonesia Persero Tbk ADR	2.1%
Wal-Mart de Mexico SAB de CV	1.6
SM Investments Corp.	1.5
Jollibee Foods Corp.	1.4
LPP SA	1.4
Naspers, Ltd. N Shares	1.4
Fomento Economico Mexicano SAB de CV ADR	1.4
Ayala Land, Inc.	1.4
Steinhoff International Holdings, Ltd.	1.4
Haci Omer Sabanci Holding AS	1.3

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Emerging Markets Core ETF (ticker: EMCR)

The EGShares Emerging Markets Core ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “EMCR Underlying Index”). The EMCR Underlying Index is an equal weighted index designed to measure the market performance of up to 116 companies that S&P Dow Jones Indices determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   9

Portfolio Summary (Unaudited)
EGShares Emerging Markets Domestic Demand ETF

Sector Breakdown*

■ Consumer Staples	28.7%
■ Telecommunication Services	28.1
■ Consumer Discretionary	28.1
■ Health Care	9.3
■ Utilities	5.8

Top Ten Holdings*

JD.Com, Inc. ADR	5.2%
Naspers, Ltd. N Shares	5.0
China Mobile, Ltd.	4.9
Ambev SA ADR	4.8
America Movil SAB de CV, Series L ADR	4.6
MTN Group, Ltd.	4.5
Steinhoff International Holdings, Ltd.	4.5
Fomento Economico Mexicano SAB de CV ADR	4.4
Sun Pharmaceutical Industries, Ltd.	3.4
Magnit PJSC GDR	3.0

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares Emerging Markets Domestic Demand ETF (ticker: EMDD)

The EGShares Emerging Markets Domestic Demand ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Domestic Demand Index (the “EMDD Underlying Index”). The EMDD Underlying Index is a free-float market capitalization weighted stock market index comprised of 50 emerging market companies that derive a significant portion of their revenues from sectors that are less reliant on exports and therefore driven by domestic demand, specifically those companies in the consumer staples, consumer discretionary, telecommunications services, healthcare and utilities sectors.

Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Mid-cap companies may have greater volatility in price than the stocks of large-cap companies due to limited product lines or resources or a dependency upon a particular market niche.

10   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares India Consumer ETF

Industry Breakdown*

■ Consumer Goods	75.2%
■ Industrials	13.0
■ Consumer Services	11.8

Top Ten Holdings*

Mahindra & Mahindra, Ltd.	5.8%
Zee Entertainment Enterprises, Ltd.	5.6
Godrej Consumer Products, Ltd.	5.6
Bajaj Auto, Ltd.	5.5
Dabur India, Ltd.	5.4
MRF, Ltd.	5.1
Nestle India, Ltd.	4.9
Hindustan Unilever, Ltd.	4.9
United Spirits, Ltd.	4.8
Hero MotoCorp, Ltd.	4.5

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares India Consumer ETF (ticker: INCO)

The EGShares India Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the “INCO Underlying Index”). The INCO Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry, as defined by Indxx’s proprietary methodology, in India.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a Fund that invested in a greater variety of countries. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   11

Portfolio Summary (Unaudited)
EGShares India Infrastructure ETF

Industry Breakdown*

■ Industrials	44.7%
■ Telecommunications	16.2
■ Utilities	14.4
■ Consumer Goods	9.6
■ Basic Materials	8.4
■ Oil & Gas	4.9
■ Consumer Services	1.8

Top Ten Holdings*

Idea Cellular, Ltd.	5.1%
NTPC, Ltd.	5.0
Cummins India, Ltd.	5.0
Bharti Infratel, Ltd.	5.0
Ambuja Cements, Ltd.	4.9
GAIL India, Ltd.	4.9
UltraTech Cement, Ltd.	4.8
Bharti Airtel, Ltd.	4.7
Larsen & Toubro, Ltd.	4.7
Aditya Birla Nuvo, Ltd.	4.6

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares India Infrastructure ETF (ticker: INXX)

The EGShares India Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the “INXX Underlying Index”). The INXX Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the infrastructure industry, as defined by Indxx’s proprietary methodology, in India.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a Fund that invested in a greater variety of countries. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

12   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares India Small Cap ETF

Industry Breakdown*

■ Financials	24.4%
■ Industrials	23.9
■ Utilities	10.8
■ Technology	10.8
■ Consumer Goods	10.5
■ Oil & Gas	7.0
■ Consumer Services	4.7
■ Basic Materials	4.4
■ Health Care	3.5

Top Ten Holdings*

Suzlon Energy, Ltd.	3.5%
SKS Microfinance, Ltd.	3.4
Gujarat State Petronet, Ltd.	3.0
Torrent Power, Ltd.	2.9
Redington India, Ltd.	2.8
Indraprastha Gas, Ltd.	2.7
Dewan Housing Finance Corp., Ltd.	2.6
SRF, Ltd.	2.5
DCB Bank, Ltd.	2.5
NCC, Ltd.	2.4

*	Expressed as a percentage of total investments in securities as of 9/30/2015. Holdings are subject to change.

EGShares India Small Cap ETF (ticker: SCIN)

The EGShares India Small Cap ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the “SCIN Underlying Index”). The SCIN Underlying Index is a maximum 75-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the small cap segment in India.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve increased risks of illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems. They are also subject to the risk of capital loss from unfavorable fluctuation in currency values. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a Fund that invested in a greater variety of countries. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   13

Shareholder Expense Examples (Unaudited)

As a shareholder of an EGShares ETF, you incur advisory fees and other Fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (April 1, 2015 to September 30, 2015), unless otherwise noted for Funds with operations less than six months.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid Through 9/30/2015” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14   EGA Emerging Global Shares Trust

Shareholder Expense Examples (Unaudited) (concluded)

	Beginning Account Value	Ending Account Value 9/30/2015	Annualized Expense Ratios[2]	Expenses Paid During the Period
EGShares Beyond BRICs ETF
Actual	$1,000.00	$803.22	0.58%	$2.61[3]
Hypothetical[1]	$1,000.00	$1,022.10	0.58%	$2.93[3]
EGShares Blue Chip ETF
Actual	$1,000.00	$901.00	0.60%	$2.85[3]
Hypothetical[1]	$1,000.00	$1,022.00	0.60%	$3.03[3]
EGShares Brazil Infrastructure ETF
Actual	$1,000.00	$657.40	0.85%	$3.52[3]
Hypothetical[1]	$1,000.00	$1,020.75	0.85%	$4.29[3]
EGShares EM Core ex-China ETF
Actual	$1,000.00	$980.50	0.35%	$0.27[4]
Hypothetical[1]	$1,000.00	$1,023.25	0.35%	$1.77[5]
EGShares EM Quality Dividend ETF (Consolidated)[6]
Actual	$1,000.00	$842.80	0.85%	$3.92[3]
Hypothetical[1]	$1,000.00	$1,020.75	0.85%	$4.29[3]
EGShares Emerging Markets Consumer ETF (Consolidated)[6]
Actual	$1,000.00	$822.31	0.84%	$3.83[3]
Hypothetical[1]	$1,000.00	$1,020.80	0.84%	$4.24[3]
EGShares Emerging Markets Core ETF (Consolidated)[6]
Actual	$1,000.00	$836.70	0.70%	$3.21[3]
Hypothetical[1]	$1,000.00	$1,021.50	0.70%	$3.54[3]
EGShares Emerging Markets Domestic Demand ETF (Consolidated)[6]
Actual	$1,000.00	$826.41	0.85%	$3.88[3]
Hypothetical[1]	$1,000.00	$1,020.75	0.85%	$4.29[3]
EGShares India Consumer ETF (Consolidated)[6]
Actual	$1,000.00	$880.78	0.89%	$4.18[3]
Hypothetical[1]	$1,000.00	$1,020.55	0.89%	$4.50[3]
EGShares India Infrastructure ETF (Consolidated)[6]
Actual	$1,000.00	$819.57	0.86%	$3.91[3]
Hypothetical[1]	$1,000.00	$1,020.70	0.86%	$4.34[3]
EGShares India Small Cap ETF (Consolidated)[6]
Actual	$1,000.00	$847.25	0.85%	$3.93[3]
Hypothetical[1]	$1,000.00	$1,020.75	0.85%	$4.29[3]
1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of any waived fees or reimbursed expenses.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period).
4	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 29/366 (to reflect the period of September 2, 2015 to September 30, 2015).
5	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period).
6	Expenses for these Funds include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 in the Notes to Financial Statements.

EGA Emerging Global Shares Trust   15

Schedule of Investments
EGShares Beyond BRICs ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.4%
Bangladesh—1.5%
GrameenPhone, Ltd.	349,119	$1,279,766
Lafarge Surma Cement, Ltd.	991,400	1,371,580
Total Bangladesh		2,651,346
Chile—2.0%
Empresa Nacional de Electricidad SA	1,022,724	1,200,979
Enersis SA	6,244,830	1,569,017
S.A.C.I. Falabella	144,258	891,804
Total Chile		3,661,800
Colombia—0.4%
Ecopetrol SA	1,627,543	701,181
Czech Republic—0.5%
CEZ AS	48,112	1,000,386
Indonesia—6.9%
PT Astra International Tbk	6,434,659	2,294,955
PT Bank Central Asia Tbk	3,901,343	3,268,873
PT Bank Mandiri Persero Tbk	2,990,486	1,617,720
PT Bank Rakyat Indonesia Persero Tbk	3,453,010	2,038,808
PT Telekomunikasi Indonesia Persero Tbk	15,575,145	2,812,031
PT Unilever Indonesia Tbk	176,120	456,830
Total Indonesia		12,489,217
Kenya—3.3%
Equity Group Holdings, Ltd.	4,774,135	2,051,920
Safaricom, Ltd.	27,300,420	3,963,385
Total Kenya		6,015,305
Malaysia—11.2%
Axiata Group Bhd	1,349,900	1,781,134
CIMB Group Holdings Bhd	1,689,600	1,714,296
DiGi.Com Bhd	1,205,700	1,522,297
IHH Healthcare Bhd	813,800	1,105,246
Malayan Banking Bhd	1,521,200	2,962,287
Maxis Bhd	846,000	1,260,604
Petronas Gas Bhd	254,000	1,268,916
Public Bank Bhd	971,620	3,872,555
Sime Darby Bhd	1,079,300	1,912,699
Tenaga Nasional Bhd	1,120,100	3,062,868
Total Malaysia		20,462,902
Mexico—15.6%
Alfa SAB de CV Class A	697,673	1,357,327
America Movil SAB de CV Series L	6,267,430	5,185,028
Arca Continental SAB de CV	73,935	415,250
Cemex SAB de CV Series CPO	3,055,170	2,125,508
Fomento Economico Mexicano SAB de CV Series UBD	536,089	4,785,235
Grupo Bimbo SAB de CV Series A*	522,503	1,319,920
Grupo Financiero Banorte SAB de CV Class O	566,778	2,769,216
Grupo Financiero Inbursa SAB de CV Class O	563,178	1,161,133
Grupo Mexico SAB de CV Series B	969,950	2,342,063
Grupo Televisa SAB Series CPO	651,113	3,388,742
Wal-Mart de Mexico SAB de CV	1,411,214	3,456,680
Total Mexico		28,306,102

Investments	Shares	Value
Morocco—2.0%
Attijariwafa Bank	106,650	$3,668,677
Nigeria—6.3%
Guaranty Trust Bank PLC	32,647,344	3,932,428
Nigerian Breweries PLC	5,140,070	3,792,172
Zenith Bank PLC	43,726,707	3,689,064
Total Nigeria		11,413,664
Oman—2.2%
Bank Muscat SAOG	2,812,450	3,986,495
Philippines—3.8%
Ayala Corp.	73,650	1,208,591
Ayala Land, Inc.	1,939,600	1,410,920
Philippine Long Distance Telephone Co.	26,660	1,249,153
SM Investments Corp.	112,913	2,151,241
SM Prime Holdings, Inc.	1,939,800	857,015
Total Philippines		6,876,920
Poland—5.3%
Bank Pekao SA	40,081	1,627,462
Bank Zachodni WBK SA*	9,546	736,808
PGE SA	259,675	920,545
Polski Koncern Naftowy Orlen SA	96,945	1,687,751
Polskie Gornictwo Naftowe i Gazownictwo SA	484,930	831,480
Powszechna Kasa Oszczednosci Bank Polski SA*	266,208	2,060,328
Powszechny Zaklad Ubezpieczen SA	17,588	1,802,486
Total Poland		9,666,860
Qatar—7.5%
Barwa Real Estate Co.	283,155	3,319,756
Ezdan Holding Group QSC	684,925	3,516,728
Gulf International Services QSC	126,495	2,257,568
Industries Qatar QSC	84,651	2,858,849
Qatar Gas Transport Co., Ltd.	86,020	525,749
Vodafone Qatar QSC	302,000	1,126,058
Total Qatar		13,604,708
South Africa—15.8%
Aspen Pharmacare Holdings, Ltd.*	64,188	1,364,813
Barclays Africa Group, Ltd.	65,048	800,692
FirstRand, Ltd.	642,990	2,285,598
MTN Group, Ltd.	364,895	4,697,426
Naspers, Ltd. N Shares	46,218	5,784,888
Nedbank Group, Ltd.	29,150	463,170
Remgro, Ltd.	102,808	1,874,590
Sanlam, Ltd.	372,332	1,610,288
Sasol, Ltd.	116,185	3,256,911
Standard Bank Group, Ltd.	255,047	2,490,153
Steinhoff International Holdings, Ltd.	527,304	3,237,731
Vodacom Group, Ltd.	89,645	891,458
Total South Africa		28,757,718

The accompanying notes are an integral part of these financial statements.

16   EGA Emerging Global Shares Trust

Schedule of Investments  (concluded)
EGShares Beyond BRICs ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
Thailand—7.9%
Advanced Info Service PCL NVDR	380,500	$2,369,280
Airports of Thailand PCL NVDR	68,500	530,335
Bangkok Bank PCL NVDR	123,520	544,516
CP ALL PCL NVDR	1,328,900	1,748,312
Kasikornbank PCL NVDR	370,600	1,746,042
PTT Exploration & Production PCL NVDR	435,900	840,694
PTT PCL NVDR	290,100	1,918,281
Siam Cement PCL NVDR	220,250	2,815,705
Siam Commercial Bank PCL NVDR	497,400	1,836,385
Total Thailand		14,349,550
Turkey—3.1%
Akbank TAS	654,619	1,465,880
KOC Holding AS	197,019	767,839
Turk Telekomunikasyon AS	164,304	323,968
Turkcell Iletisim Hizmetleri AS	245,891	856,791
Turkiye Garanti Bankasi AS	676,748	1,571,312
Turkiye Is Bankasi Class C	410,503	638,583
Total Turkey		5,624,373
United Arab Emirates—2.6%
Abu Dhabi Commercial Bank PJSC	507,884	1,057,847
Emaar Malls Group PJSC*	665,355	559,769
Emaar Properties PJSC	1,083,010	1,904,854
First Gulf Bank PJSC	333,799	1,267,815
Total United Arab Emirates		4,790,285
Vietnam—2.5%
HAGL JSC*	5	4
Hoa Phat Group JSC	1,115,300	1,508,403
Vingroup JSC*	1,619,650	3,004,756
Total Vietnam		4,513,163
TOTAL INVESTMENTS IN SECURITIES—100.4%
(Cost: $234,066,444)		182,540,652
Liabilities in Excess of Other Assets—(0.4)%		(645,767)
Net Assets—100.0%		$181,894,885

*	Non-income producing security.
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Summary by Industry	Value	% of Net Assets
Basic Materials	$5,598,974	3.1%
Consumer Goods	16,302,097	9.0
Consumer Services	17,421,667	9.6
Financials	75,312,635	41.4
Health Care	2,470,059	1.4
Industrials	18,089,336	9.9
Oil & Gas	10,273,710	5.6
Telecommunications	29,318,379	16.1
Utilities	7,753,795	4.3
Total Investments	182,540,652	100.4
Liabilities in Excess of Other Assets	(645,767)	(0.4)
Net Assets	$181,894,885	100.0%

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   17

Schedule of Investments
EGShares Blue Chip ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.3%
Australia—3.0%
Fortescue Metals Group, Ltd.	99,617	$127,320
Belgium—3.3%
Anheuser-Busch InBev NV	1,345	142,509
Canada—2.9%
Finning International, Inc.	8,386	122,472
France—2.5%
Casino Guichard Perrachon SA	2,043	108,324
Italy—3.8%
Pirelli & C. SpA	9,803	163,811
Jersey—3.2%
Randgold Resources, Ltd.	2,316	135,485
Luxembourg—6.4%
Millicom International Cellular SA	2,187	136,377
Tenaris SA	11,569	138,566
Total Luxembourg		274,943
Netherlands—6.8%
Akzo Nobel NV	2,314	149,788
NXP Semiconductors NV*	1,633	142,185
Total Netherlands		291,973
Norway—3.2%
Telenor ASA	7,474	139,228
Portugal—4.0%
Jeronimo Martins SGPS SA	12,626	169,759
Singapore—3.6%
Avago Technologies, Ltd.	1,250	156,262
South Africa—4.0%
Mondi PLC	8,273	173,311
South Korea—3.9%
LG Chem, Ltd.	701	168,848
Switzerland—7.2%
Givaudan SA*	95	154,104
Swatch Group AG (The)	418	154,435
Total Switzerland		308,539
Taiwan—9.7%
Catcher Technology Co., Ltd.	14,020	149,237
Delta Electronics, Inc.	30,766	143,891
Largan Precision Co., Ltd.	1,584	123,151
Total Taiwan		416,279
United Kingdom—6.0%
Noble Corp. PLC	10,035	109,482
Old Mutual PLC	52,754	151,108
Total United Kingdom		260,590

Investments	Shares	Value
United States—25.8%
Kansas City Southern	1,775	$161,312
Las Vegas Sands Corp.	3,046	115,657
Mead Johnson Nutrition Co.	1,799	126,650
QUALCOMM, Inc.	2,501	134,379
Skyworks Solutions, Inc.	1,588	133,725
Southern Copper Corp.	5,215	139,345
Visteon Corp.*	1,527	154,593
Yum! Brands, Inc.	1,824	145,829
Total United States		1,111,490
TOTAL INVESTMENTS IN SECURITIES—99.3%
(Cost: $5,242,333)		4,271,143
Other Assets in Excess of Liabilities—0.7%		28,573
Net Assets—100.0%		$4,299,716

*	Non-income producing security.

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$734,325	17.1%
Consumer Staples	547,242	12.7
Energy	248,048	5.8
Financials	151,108	3.5
Industrials	283,784	6.6
Information Technology	982,830	22.8
Materials	1,048,201	24.4
Telecommunication Services	275,605	6.4
Total Investments	4,271,143	99.3
Other Assets in Excess of Liabilities	28,573	0.7
Net Assets	$4,299,716	100.0%

The accompanying notes are an integral part of these financial statements.

18   EGA Emerging Global Shares Trust

Schedule of Investments
EGShares Brazil Infrastructure ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—98.0%
Basic Materials—11.6%
Companhia Siderurgica Nacional SA	334,233	$329,033
Gerdau SA Preference Shares	236,531	324,922
Metalurgica Gerdau SA Preference Shares	163,820	120,131
Usinas Siderurgicas de Minas Gerais SA Preference Shares Class A	263,071	221,321
Total Basic Materials		995,407
Health Care—2.1%
Fleury SA	45,255	184,682
Industrials—10.1%
Arteris SA	32,144	76,688
CCR SA	133,367	407,608
EcoRodovias Infraestrutura e Logistica SA	119,096	182,445
JSL SA	44,809	108,029
Santos Brasil Participacoes SA	27,521	88,466
Total Industrials		863,236
Telecommunications—12.2%
Oi SA Preference Shares*	221,433	155,150
Telefonica Brasil SA Preference Shares	52,877	486,947
Tim Participacoes SA	212,793	401,330
Total Telecommunications		1,043,427

Investments	Shares	Value
Utilities—62.0%
AES Tiete SA Preference Shares	54,713	$193,325
Alupar Investimento SA	42,531	159,146
Centrais Eletricas Brasileiras SA Preference Shares Class B	123,012	270,308
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	8,015	90,779
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	21,237	217,599
Cia Paranaense de Energia Preference Shares Class B	57,553	471,761
Companhia de Saneamento Basico do Estado de Sao Paulo	117,075	465,719
Companhia de Saneamento de Minas Gerais	34,278	107,174
Companhia Energetica de Minas Gerais Preference Shares	143,564	252,015
Companhia Energetica de Sao Paulo Preference Shares Class B	96,117	367,142
CPFL Energia SA*	106,128	396,319
EDP—Energias do Brasil SA	155,444	448,147
Equatorial Energia SA	60,402	513,621
Light SA	40,967	118,828
Tractebel Energia SA	53,559	454,087
Transmissora Alianca de Energia Eletrica SA	60,752	290,948
Ultrapar Participacoes SA	30,028	503,741
Total Utilities		5,320,659
TOTAL INVESTMENTS IN SECURITIES—98.0%
(Cost: $18,632,622)		8,407,411
Other Assets in Excess of Liabilities—2.0%		168,238
Net Assets—100.0%		$8,575,649

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   19

Schedule of Investments
EGShares EM Core ex-China ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—98.4%
Brazil—11.9%
Ambev SA	5,056	$24,658
Banco Bradesco SA Preference Shares	1,872	10,070
Banco do Brasil SA	1,208	4,611
BB Seguridade Participacoes SA	744	4,636
BRF SA	1,360	24,110
Cia Brasileira de Distribuicao Preference Shares	576	7,277
Cielo SA	1,380	12,705
Itau Unibanco Holding SA Preference Shares	1,644	10,945
Itausa—Investimentos Itau SA Preference Shares	12,660	22,700
Kroton Educacional SA	4,986	9,654
Petroleo Brasileiro SA Preference Shares*	22,108	40,197
Ultrapar Participacoes SA	616	10,334
Vale SA Preference Shares	15,478	51,776
Total Brazil		233,673
India—9.7%
HDFC Bank, Ltd. ADR	698	42,641
ICICI Bank, Ltd. ADR	5,190	43,492
Infosys, Ltd. ADR	3,304	63,073
Tata Motors, Ltd. ADR*	1,810	40,725
Total India		189,931
Indonesia—3.1%
PT Astra International Tbk	15,464	5,515
PT Bank Central Asia Tbk	23,128	19,379
PT Bank Mandiri Persero Tbk	19,284	10,432
PT Bank Rakyat Indonesia Persero Tbk	21,324	12,591
PT Telekomunikasi Indonesia Persero Tbk	78,536	14,179
Total Indonesia		62,096
Malaysia—7.5%
Axiata Group Bhd	4,400	5,806
CIMB Group Holdings Bhd	16,400	16,640
IHH Healthcare Bhd	9,200	12,495
Malayan Banking Bhd	16,400	31,936
Public Bank Bhd	4,800	19,131
Sime Darby Bhd	12,200	21,620
Telekom Malaysia Bhd	4,200	6,382
Tenaga Nasional Bhd	12,800	35,001
Total Malaysia		149,011
Mexico—7.1%
America Movil SAB de CV Series L	27,828	23,022
Coca-Cola Femsa SAB de CV Series L	3,778	26,199
Fibra Uno Administracion SA de CV	5,244	10,803
Grupo Financiero Banorte SAB de CV Class O	4,662	22,778
Grupo Financiero Santander Mexico SAB de CV Class B	6,828	10,089
Grupo Mexico SAB de CV Series B	11,466	27,686
Wal-Mart de Mexico SAB de CV	6,916	16,940
Total Mexico		137,517

Investments	Shares	Value
Peru—0.6%
Credicorp, Ltd.	114	$12,125
Poland—1.2%
Powszechna Kasa Oszczednosci Bank Polski SA*	1,666	12,894
Powszechny Zaklad Ubezpieczen SA	102	10,453
Total Poland		23,347
Russia—4.6%
Gazprom OAO ADR	8,612	34,620
Lukoil OAO ADR	734	24,927
Magnit PJSC GDR	270	12,898
Sberbank of Russia ADR	3,256	16,070
Total Russia		88,515
South Africa—9.8%
Aspen Pharmacare Holdings, Ltd.*	548	11,652
Bidvest Group, Ltd.	1,610	37,985
FirstRand, Ltd.	1,510	5,367
MTN Group, Ltd.	2,284	29,403
Naspers, Ltd. N Shares	244	30,541
Remgro, Ltd.	756	13,785
Sanlam, Ltd.	2,978	12,879
Sasol, Ltd.	1,070	29,994
Standard Bank Group, Ltd.	542	5,292
Steinhoff International Holdings, Ltd.	2,498	15,338
Total South Africa		192,236
South Korea—20.4%
Hana Financial Group, Inc.	482	10,735
Hyundai Mobis Co., Ltd.	124	24,218
Hyundai Motor Co.	258	35,697
KB Financial Group, Inc.	590	17,546
KIA Motors Corp.	438	19,807
Korea Electric Power Corp.	628	25,961
KT&G Corp.	428	40,262
LG Chem, Ltd.	56	13,489
LG Display Co., Ltd.	540	10,319
NAVER Corp.	60	25,968
POSCO	158	22,461
Samsung Electronics Co., Ltd.	100	95,672
Samsung Fire & Marine Insurance Co., Ltd.	54	12,756
Samsung Sds Co., Ltd.	62	15,065
Shinhan Financial Group Co., Ltd.	184	6,427
SK Hynix, Inc.	220	6,227
SK Telecom Co., Ltd.	88	19,526
Total South Korea		402,136

The accompanying notes are an integral part of these financial statements.

20   EGA Emerging Global Shares Trust

Schedule of Investments  (concluded)
EGShares EM Core ex-China ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
Taiwan—16.6%
Advanced Semiconductor Engineering, Inc.	10,696	$11,467
Asustek Computer, Inc.	1,320	11,325
Cathay Financial Holding Co., Ltd.	11,754	16,046
China Steel Corp.	21,954	12,801
Chunghwa Telecom Co., Ltd.	6,790	20,374
Ctbc Financial Holding Co., Ltd.	22,690	11,680
Delta Electronics, Inc.	1,384	6,473
Formosa Chemicals & Fibre Corp.	6,736	13,665
Formosa Plastics Corp.	7,950	16,756
Fubon Financial Holding Co., Ltd.	8,420	13,118
HON HAI Precision Industry Co., Ltd.	12,375	32,171
Largan Precision Co., Ltd.	122	9,485
MediaTek, Inc.	3,412	25,232
Mega Financial Holding Co., Ltd.	15,602	10,803
Nan Ya Plastics Corp.	8,152	13,765
Taiwan Mobile Co., Ltd.	3,990	12,178
Taiwan Semiconductor Manufacturing Co., Ltd.	19,222	75,890
Uni-President Enterprises Corp.	5,952	10,303
Total Taiwan		323,532
Thailand—5.3%
Advanced Info Service PCL	2,000	12,453
Bangkok Bank PCL	3,600	15,870
Intouch Holdings PCL	5,022	10,066
Kasikornbank PCL	2,800	13,192
PTT PCL-NVDR	2,800	18,515
Siam Cement PCL-NVDR	1,200	15,341
Siam Commercial Bank PCL	5,400	19,937
Total Thailand		105,374
Turkey—0.6%
Turkiye Garanti Bankasi AS	4,930	11,447
TOTAL INVESTMENTS IN SECURITIES—98.4%
(Cost: $1,982,072)		1,930,940
Other Assets in Excess of Liabilities—1.6%		30,409
Net Assets—100.0%		$1,961,349

*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$181,495	9.3%
Consumer Staples	162,647	8.3
Energy	158,587	8.1
Financials	541,296	27.6
Health Care	24,147	1.2
Industrials	59,605	3.0
Information Technology	401,072	20.4
Materials	187,740	9.6
Telecommunication Services	153,389	7.8
Utilities	60,962	3.1
Total Investments	1,930,940	98.4
Other Assets in Excess of Liabilities	30,409	1.6
Net Assets	$1,961,349	100.0%

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   21

Schedule of Investments (Consolidated)†
EGShares EM Quality Dividend ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.7%
Brazil—16.8%
Banco Bradesco SA Preference Shares	58,348	$313,870
BB Seguridade Participacoes SA	50,260	313,151
CETIP SA	43,498	359,393
Cielo SA	35,865	330,193
Itau Unibanco Holding SA Preference Shares	49,740	331,146
Itausa—Investimentos Itau SA Preference Shares	152,003	272,555
Souza Cruz SA	54,270	365,257
Telefonica Brasil SA Preference Shares	34,788	320,365
Ultrapar Participacoes SA	21,474	360,241
Total Brazil		2,966,171
Chile—4.0%
Banco de Chile	3,437,675	357,480
Empresa Nacional de Electricidad SA	302,700	355,459
Total Chile		712,939
China—9.5%
Agricultural Bank of China, Ltd. Class H	811,259	306,706
China Construction Bank Corp. Class H	504,365	335,157
China Merchants Bank Co., Ltd. Class H	156,104	376,661
China Minsheng Banking Corp., Ltd. Class H	380,420	350,475
CNOOC, Ltd.	315,561	322,888
Total China		1,691,887
Hong Kong—2.1%
CLP Holdings, Ltd.	44,436	379,280
India—2.2%
Infosys, Ltd.	22,463	397,637
Indonesia—9.8%
PT Indocement Tunggal Prakarsa Tbk	284,635	319,607
PT Indofood Sukses Makmur Tbk	1,010,854	379,501
PT Semen Indonesia Persero Tbk	557,533	344,414
PT Telekomunikasi Indonesia Persero Tbk	2,017,935	364,330
PT United Tractors Tbk	282,570	337,059
Total Indonesia		1,744,911
Malaysia—10.1%
British American Tobacco Malaysia Bhd	27,500	377,365
DiGi.Com Bhd	289,600	365,644
Gamuda Bhd	332,100	331,666
Kuala Lumpur Kepong Bhd	70,200	346,548
Petronas Gas Bhd	72,400	361,692
Total Malaysia		1,782,915
Nigeria—2.3%
Nigerian Breweries PLC	554,868	409,363

Investments	Shares	Value
Oman—2.3%
Oman Telecommunications Co. SAOG	96,472	$404,471
Qatar—2.8%
Gulf International Services QSC	22,980	410,126
Qatar Gas Transport Co., Ltd.	15,506	94,772
Total Qatar		504,898
South Africa—9.9%
Bidvest Group, Ltd.	15,147	357,363
Mondi, Ltd.	16,887	354,435
MTN Group, Ltd.	27,385	352,537
Sasol, Ltd.	11,923	334,227
Woolworths Holdings, Ltd.	50,899	356,333
Total South Africa		1,754,895
Taiwan—11.8%
Delta Electronics, Inc.	81,468	381,021
Far EasTone Telecommunications Co., Ltd.	171,774	370,388
MediaTek, Inc.	43,930	324,864
Nan Ya Plastics Corp.	187,509	316,620
Pegatron Corp.	137,928	335,945
Taiwan Semiconductor Manufacturing Co., Ltd.	92,443	364,971
Total Taiwan		2,093,809
Thailand—7.9%
Advanced Info Service PCL NVDR	57,100	355,548
Intouch Holdings PCL NVDR	176,800	354,379
Siam Cement PCL NVDR	26,800	342,615
Thai Union Group PCL NVDR	688,200	348,888
Total Thailand		1,401,430
Turkey—6.1%
Enka Insaat ve Sanayi AS	227,495	375,683
Eregli Demir ve Celik Fabrikalari TAS	270,066	332,705
Tupras-Turkiye Petrol Rafinerileri AS*	15,462	378,411
Total Turkey		1,086,799
United Arab Emirates—2.1%
Emirates Telecommunications Group Co. PJSC	96,278	372,231
TOTAL INVESTMENTS IN SECURITIES—99.7%
(Cost: $20,260,849)		17,703,636
Other Assets in Excess of Liabilities—0.3%		58,322
Net Assets—100.0%		$17,761,958

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

22   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)† (concluded)
EGShares EM Quality Dividend ETF

September 30, 2015 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$356,333	2.0%
Consumer Staples	2,226,922	12.5
Energy	1,900,665	10.7
Financials	3,316,594	18.7
Industrials	1,401,771	7.9
Information Technology	2,134,631	12.0
Materials	2,010,396	11.3
Telecommunication Services	3,259,893	18.4
Utilities	1,096,431	6.2
Total Investments	17,703,636	99.7
Other Assets in Excess of Liabilities	58,322	0.3
Net Assets	$17,761,958	100.0%

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   23

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Consumer ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—101.0%
Brazil—13.5%
Ambev SA ADR	9,065,181	$44,419,387
BRF SA ADR	1,764,194	31,385,011
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	656,227	8,229,087
Lojas Renner SA	2,762,520	12,765,195
Total Brazil		96,798,680
Chile—3.4%
Latam Airlines Group SA ADR*	568,586	2,774,700
S.A.C.I. Falabella	3,490,223	21,576,579
Total Chile		24,351,279
China—16.7%
Belle International Holdings, Ltd.	18,635,933	16,110,961
China Mengniu Dairy Co., Ltd.	4,524,391	15,879,050
Ctrip.com International, Ltd. ADR*	416,129	26,291,030
Hengan International Group Co., Ltd.	2,524,358	24,543,116
Vipshop Holdings, Ltd. ADR*	1,013,498	17,026,766
Want Want China Holdings, Ltd.	24,130,914	19,802,790
Total China		119,653,713
India—8.9%
Hindustan Unilever, Ltd.	1,953,730	24,250,480
Maruti Suzuki India, Ltd.	248,791	17,759,523
Tata Motors, Ltd. ADR*	975,000	21,937,500
Total India		63,947,503
Indonesia—3.0%
PT Astra International Tbk	60,471,285	21,567,404
Malaysia—2.1%
Genting Bhd	9,022,962	14,922,808
Mexico—16.3%
Fomento Economico Mexicano SAB de CV Series UBD	4,826,703	43,084,093
Grupo Bimbo SAB de CV Series A*	5,701,263	14,402,235
Grupo Televisa SAB Series CPO	5,573,583	29,007,923
Wal-Mart de Mexico SAB de CV	12,657,719	31,004,288
Total Mexico		117,498,539

Investments	Shares	Value
Philippines—2.6%
SM Investments Corp.	995,140	$18,959,610
Russia—4.9%
Magnit PJSC GDR	732,190	34,976,716
South Africa—24.8%
Mr Price Group, Ltd.	895,701	12,502,372
Naspers, Ltd. N Shares	582,943	72,964,210
Shoprite Holdings, Ltd.	1,494,172	16,983,009
Steinhoff International Holdings, Ltd.	6,671,496	40,964,057
Tiger Brands, Ltd.	715,816	15,778,807
Woolworths Holdings, Ltd.	2,687,556	18,815,030
Total South Africa		178,007,485
Thailand—4.8%
CP ALL PCL	14,006,883	18,427,570
Thai Beverage PCL	33,050,000	15,921,830
Total Thailand		34,349,400
TOTAL INVESTMENTS IN SECURITIES—101.0%
(Cost: $844,475,629)		725,033,137
Liabilities in Excess of Other Assets—(1.0)%		(7,249,880)
Net Assets—100.0%		$717,783,257

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

Summary by Industry	Value	% of Net Assets
Consumer Goods	$345,868,744	48.2%
Consumer Services	357,226,893	49.8
Industrials	21,937,500	3.0
Total Investments	725,033,137	101.0
Liabilities in Excess of Other Assets	(7,249,880)	(1.0)
Net Assets	$717,783,257	100.0%

The accompanying notes are an integral part of these financial statements.

24   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Core ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.1%
Brazil—6.7%
Ambev SA ADR	12,193	$59,746
Banco Bradesco SA Preference Shares ADR	10,436	55,937
BRF SA ADR	3,584	63,759
Itau Unibanco Holding SA Preference Shares ADR	8,974	59,408
Petroleo Brasileiro SA ADR*	12,465	54,223
Vale SA ADR	9,504	39,917
Total Brazil		332,990
Chile—3.8%
Empresa Nacional de Electricidad SA ADR	1,590	56,461
Enersis SA ADR	4,426	55,944
Latam Airlines Group SA ADR*	2,974	14,513
S.A.C.I. Falabella	10,937	67,613
Total Chile		194,531
China—16.8%
AAC Technologies Holdings, Inc.	5,101	31,758
Baidu, Inc. ADR*	108	14,840
Bank of China, Ltd. Class H	66,648	28,637
Belle International Holdings, Ltd.	20,020	17,307
CGN Power Co., Ltd. Class H, 144A	49,495	20,628
China Construction Bank Corp. Class H	38,743	25,745
China Everbright International, Ltd.	14,366	20,057
China Life Insurance Co., Ltd. ADR	1,931	33,561
China Merchants Holdings International Co., Ltd.	9,099	26,710
China Mobile, Ltd. ADR	535	31,833
China Overseas Land & Investment, Ltd.	10,938	33,026
China Pacific Insurance Group Co., Ltd. Class H	5,692	21,042
China Railway Signal & Communication Corp., Ltd. Class H, 144A*	25,662	20,662
China Resources Land, Ltd.	7,818	18,319
China Resources Power Holdings Co., Ltd.	8,539	19,480
China Unicom Hong Kong, Ltd. ADR	1,734	22,143
CITIC, Ltd.	13,627	24,792
CNOOC, Ltd.	13,450	13,762
COSCO Pacific, Ltd.#§	20,488	20,786
Ctrip.com International, Ltd. ADR*	515	32,538
GCL-Poly Energy Holdings, Ltd.*	78,397	15,072
Haier Electronics Group Co., Ltd.	9,189	15,319
Haitong Securities Co., Ltd. Class H	13,123	18,897
Hanergy Thin Film Power Group, Ltd.#*§	60,421	604
Hengan International Group Co., Ltd.	2,343	22,780
Industrial and Commercial Bank of China, Ltd. Class H	44,505	25,612
JD.Com, Inc. ADR*	830	21,630
Lenovo Group, Ltd.	19,275	16,240
NetEase, Inc. ADR	257	30,871
New Oriental Education & Technology Group, Inc. ADR	1,131	22,858
PICC Property & Casualty Co., Ltd. Class H	6,852	13,315
Ping An Insurance Group Co. of China, Ltd. Class H	3,354	16,597
Semiconductor Manufacturing International Corp.*	339,748	30,687

Investments	Shares	Value
Shunfeng International Clean Energy, Ltd.*	23,204	$5,898
Sihuan Pharmaceutical Holdings Group, Ltd.#§	19,919	4,830
Sinopharm Group Co. Class H	8,840	30,911
Tencent Holdings, Ltd.	1,303	21,739
Want Want China Holdings, Ltd.	27,812	22,824
Xinyi Solar Holdings, Ltd.	57,549	19,604
ZTE Corp. Class H	12,947	29,469
Total China		863,383
Czech Republic—1.1%
CEZ AS	2,796	58,137
Hong Kong—0.4%
Alibaba Pictures Group, Ltd.*	89,196	19,796
India—16.0%
Adani Ports and Special Economic Zone, Ltd.	9,000	40,996
Dr. Reddy's Laboratories, Ltd.	801	50,793
Hindustan Unilever, Ltd.	4,026	49,972
Housing Development Finance Corp., Ltd.	2,715	50,162
Infosys, Ltd. ADR	2,754	52,574
ITC, Ltd.	13,087	65,555
Larsen & Toubro, Ltd.	2,022	45,167
Lupin, Ltd.	1,755	54,382
Mahindra & Mahindra, Ltd.	2,757	53,082
Maruti Suzuki India, Ltd.	750	53,537
Reliance Industries, Ltd.	4,894	64,292
Sun Pharmaceutical Industries, Ltd.*	3,914	51,781
Tata Consultancy Services, Ltd.	934	36,826
Tata Motors, Ltd. ADR*	1,733	38,992
Wipro, Ltd.	5,750	52,371
Zee Entertainment Enterprises, Ltd.	8,406	50,258
Total India		810,740
Indonesia—4.1%
PT Astra International Tbk	114,163	40,717
PT Telekomunikasi Indonesia Persero Tbk ADR	3,028	107,948
PT Unilever Indonesia Tbk	22,924	59,462
Total Indonesia		208,127
Malaysia—5.6%
Genting Bhd	38,200	63,178
Genting Malaysia Bhd	59,000	55,702
IHH Healthcare Bhd	38,000	51,609
Sime Darby Bhd	37,400	66,279
Tenaga Nasional Bhd	17,900	48,947
Total Malaysia		285,715
Mexico—11.8%
Alfa SAB de CV Class A	34,923	67,943
America Movil SAB de CV Series L ADR	3,326	55,045
Cemex SAB de CV Series CPO*	65,128	45,310
Fibra Uno Administracion SA de CV	23,785	48,997
Fomento Economico Mexicano SAB de CV ADR	792	70,686
Grupo Aeroportuario del Sureste SAB de CV Class B	4,397	67,013
Grupo Mexico SAB de CV Series B	20,928	50,533
Grupo Televisa SAB ADR	1,650	42,933
Kimberly-Clark de Mexico SAB de CV Class A	28,499	64,291

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   25

Schedule of Investments (Consolidated)†  (concluded)
EGShares Emerging Markets Core ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
Wal-Mart de Mexico SAB de CV	32,586	$79,817
Total Mexico		592,568
Philippines—5.6%
Ayala Land, Inc.	96,200	69,979
Jollibee Foods Corp.	17,720	73,094
SM Investments Corp.	4,040	76,971
SM Prime Holdings, Inc.	145,300	64,194
Total Philippines		284,238
Poland—2.5%
LPP SA	35	71,978
Powszechny Zaklad Ubezpieczen SA	568	58,211
Total Poland		130,189
Russia—4.2%
Gazprom OAO ADR	11,736	47,179
Lukoil OAO ADR	1,297	44,046
Magnit PJSC GDR	1,307	62,435
MMC Norilsk Nickel Pjsc ADR	4,429	63,534
Total Russia		217,194
South Africa—14.5%
Aspen Pharmacare Holdings, Ltd.*	1,831	38,932
Bidvest Group, Ltd.	2,093	49,380
FirstRand, Ltd.	14,695	52,235
Life Healthcare Group Holdings, Ltd.	20,845	53,684
MTN Group, Ltd.	3,924	50,515
Naspers, Ltd. N Shares	570	71,344
Netcare, Ltd.	22,267	58,458
Remgro, Ltd.	2,787	50,818
Sanlam, Ltd.	10,374	44,866
Sasol, Ltd. ADR	1,686	46,904
Shoprite Holdings, Ltd.	4,001	45,476
Steinhoff International Holdings, Ltd.	11,380	69,875
Tiger Brands, Ltd.	2,112	46,555
Woolworths Holdings, Ltd.	7,986	55,908
Total South Africa		734,950
Thailand—2.3%
CP ALL PCL NVDR	45,200	59,465
Siam Cement PCL NVDR	4,550	58,168
Total Thailand		117,633
Turkey—1.3%
Haci Omer Sabanci Holding AS	23,256	68,130

Investments	Shares	Value
United Arab Emirates—2.2%
DP World, Ltd.	3,087	$65,568
Emaar Properties PJSC	25,041	44,043
Total United Arab Emirates		109,611
United States—1.2%
Southern Copper Corp.	2,306	61,616
TOTAL INVESTMENTS IN SECURITIES—100.1%
(Cost: $5,808,532)		5,089,548
Liabilities in Excess of Other Assets—(0.1)%		(2,976)
Net Assets—100.0%		$5,086,572

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
§	Illiquid.
#	Fair valued security.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At September 30, 2015, the net value of these securities was $41,290, representing 0.81% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$937,659	18.4%
Consumer Staples	772,823	15.2
Energy	270,406	5.3
Financials	901,731	17.7
Health Care	395,380	7.8
Industrials	586,175	11.5
Information Technology	379,215	7.5
Materials	319,078	6.3
Telecommunication Services	267,484	5.3
Utilities	259,597	5.1
Total Investments	5,089,548	100.1
Liabilities in Excess of Other Assets	(2,976)	(0.1)
Net Assets	$5,086,572	100.0%

The accompanying notes are an integral part of these financial statements.

26   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Domestic Demand ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.5%
Brazil—8.1%
Ambev SA ADR	306,886	$1,503,741
BRF SA ADR	42,899	763,173
Telefonica Brasil SA ADR	32,330	295,173
Total Brazil		2,562,087
Chile—1.2%
Enersis SA ADR	29,232	369,492
China—24.9%
Belle International Holdings, Ltd.	425,128	367,528
CGN Power Co., Ltd. Class H, 144A	722,539	301,134
China Mengniu Dairy Co., Ltd.	83,595	293,390
China Mobile, Ltd.	128,640	1,523,752
China Resources Power Holdings Co., Ltd.	130,020	296,611
China Telecom Corp., Ltd. Class H	1,090,860	525,017
China Unicom Hong Kong, Ltd.	375,970	475,902
Ctrip.com International, Ltd., ADR*	10,252	647,721
Hengan International Group Co., Ltd.	51,663	502,294
Huaneng Power International, Inc. Class H	250,315	269,047
JD.Com, Inc. ADR*	63,031	1,642,588
Sinopharm Group Co. Class H	84,952	297,056
Vipshop Holdings, Ltd. ADR*	22,313	374,858
Want Want China Holdings, Ltd.	458,409	376,189
Total China		7,893,087
India—14.2%
Bharti Airtel, Ltd.	114,097	587,259
Dr. Reddy's Laboratories, Ltd. ADR	6,035	385,697
Hindustan Unilever, Ltd.	46,621	578,678
ITC, Ltd.	126,558	633,947
Lupin, Ltd.	15,874	491,891
Mahindra & Mahindra, Ltd.	21,964	422,884
Sun Pharmaceutical Industries, Ltd.*	80,217	1,061,250
Tata Motors, Ltd. ADR*	13,701	308,272
Total India		4,469,878
Indonesia—3.9%
PT Astra International Tbk	1,464,517	522,328
PT Telekomunikasi Indonesia Persero Tbk ADR	19,092	680,630
Total Indonesia		1,202,958
Malaysia—3.0%
Axiata Group Bhd	281,100	370,899
Tenaga Nasional Bhd	206,800	565,486
Total Malaysia		936,385
Mexico—14.3%
America Movil SAB de CV, Series L ADR	86,240	1,427,272
Fomento Economico Mexicano SAB de CV ADR	15,408	1,375,164
Grupo Televisa SAB ADR	31,382	816,560
Wal-Mart de Mexico SAB de CV	355,219	870,087
Total Mexico		4,489,083
Philippines—0.9%
Philippine Long Distance Telephone Co., ADR	5,905	272,575

Investments	Shares	Value
Russia—3.9%
Magnit PJSC GDR	19,555	$934,142
Mobile TeleSystems PJSC ADR	40,597	293,110
Total Russia		1,227,252
South Africa—21.4%
Aspen Pharmacare Holdings, Ltd.*	21,377	454,534
Mr. Price Group, Ltd.	16,496	230,254
MTN Group, Ltd.	110,165	1,418,194
Naspers, Ltd. N Shares	12,587	1,575,455
Netcare, Ltd.	82,478	216,529
Shoprite Holdings, Ltd.	23,896	271,606
Steinhoff International Holdings, Ltd.	227,026	1,393,976
Tiger Brands, Ltd.	12,310	271,351
Vodacom Group, Ltd.	41,035	408,065
Woolworths Holdings, Ltd.	72,270	505,948
Total South Africa		6,745,912
Thailand—2.9%
Advanced Info Service PCL	86,400	537,991
CP ALL PCL NVDR	279,700	367,976
Total Thailand		905,967
Turkey—0.8%
BIM Birlesik Magazalar AS	14,114	250,092
TOTAL INVESTMENTS IN SECURITIES—99.5%
(Cost: $34,562,361)		31,324,768
Other Assets in Excess of Liabilities—0.5%		166,873
Net Assets—100.0%		$31,491,641

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At September 30, 2015, the net value of these securities was $301,134, representing 0.96% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$8,808,372	28.0%
Consumer Staples	8,991,830	28.6
Health Care	2,906,957	9.2
Telecommunication Services	8,815,839	28.0
Utilities	1,801,770	5.7
Total Investments	31,324,768	99.5
Other Assets in Excess of Liabilities	166,873	0.5
Net Assets	$31,491,641	100.0%

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   27

Schedule of Investments (Consolidated)†
EGShares India Consumer ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.7%
Consumer Goods—75.0%
Apollo Tyres, Ltd.	579,198	$1,587,853
Bajaj Auto, Ltd.	122,675	4,321,098
Bosch, Ltd.	11,015	3,253,285
Dabur India, Ltd.	1,002,194	4,213,979
Emami, Ltd.	126,781	2,226,200
Exide Industries, Ltd.	937,657	2,223,436
GlaxoSmithKline Consumer Healthcare, Ltd.	20,975	1,933,269
Godrej Consumer Products, Ltd.	234,381	4,355,723
Hero MotoCorp, Ltd.	96,410	3,516,968
Hindustan Unilever, Ltd.	306,241	3,801,186
Marico, Ltd.	529,184	3,258,626
Motherson Sumi Systems, Ltd.	890,747	3,125,892
MRF, Ltd.	6,193	3,956,571
Nestle India, Ltd.	39,645	3,845,909
Page Industries, Ltd.	10,385	2,099,798
Procter & Gamble Hygiene & Health Care, Ltd.*	18,218	1,733,902
Tata Global Beverages, Ltd.	781,455	1,521,480
TVS Motor Co., Ltd.	424,697	1,488,445
United Breweries, Ltd.	136,779	1,837,160
United Spirits, Ltd.*	78,996	3,723,908
Whirlpool of India, Ltd.*	55,967	558,775
Total Consumer Goods		58,583,463

Investments	Shares	Value
Consumer Services—11.7%
Dish TV India, Ltd.*	575,666	$932,695
Indian Hotels Co., Ltd.*	942,175	1,235,133
Jubilant Foodworks, Ltd.	59,064	1,440,922
Sun TV Network, Ltd.	216,034	1,182,362
Zee Entertainment Enterprises, Ltd.	731,717	4,374,807
Total Consumer Services		9,165,919
Industrials—13.0%
Bharat Forge, Ltd.	238,757	3,301,096
Mahindra & Mahindra, Ltd.	233,169	4,489,320
Tata Motors, Ltd.*	521,709	2,373,283
Total Industrials		10,163,699
TOTAL INVESTMENTS IN SECURITIES—99.7%
(Cost: $82,125,381)		77,913,081
Other Assets in Excess of Liabilities—0.3%		215,145
Net Assets—100.0%		$78,128,226

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

28   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares India Infrastructure ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.4%
Basic Materials—8.3%
NMDC, Ltd.	767,919	$1,089,172
Steel Authority of India, Ltd.	1,071,322	838,093
Vedaa, Ltd.	1,207,460	1,558,072
Total Basic Materials		3,485,337
Consumer Goods—9.5%
Aditya Birla Nuvo, Ltd.	58,575	1,913,280
Cummins India, Ltd.	125,035	2,086,584
Total Consumer Goods		3,999,864
Consumer Services—1.8%
Dish TV India, Ltd.*	465,171	753,670
Industrials—44.5%
Adani Ports and Special Economic Zone, Ltd.	413,231	1,882,329
Amara Raja Batteries, Ltd.	84,346	1,323,078
Ambuja Cements, Ltd.	653,535	2,049,018
Bharat Heavy Electricals, Ltd.	576,995	1,806,845
Eicher Motors, Ltd.	5,418	1,468,539
Gujarat Pipavav Port, Ltd.*	281,798	795,723
Havells India, Ltd.	212,026	814,801
Larsen & Toubro, Ltd.	86,898	1,941,106
National Buildings Construction Corp., Ltd.	12,674	185,264
Shree Cement, Ltd.*	8,400	1,502,383
Siemens, Ltd.	92,819	1,874,975
UltraTech Cement, Ltd.	48,556	1,977,599
Voltas, Ltd.	238,870	976,368
Total Industrials		18,598,028

Investments	Shares	Value
Oil & Gas—4.9%
GAIL India, Ltd.	444,018	$2,044,891
Telecommunications—16.1%
Bharti Airtel, Ltd.	379,811	1,954,893
Bharti Infratel, Ltd.	384,727	2,081,886
Idea Cellular, Ltd.	929,950	2,118,031
Tata Communications, Ltd.	90,398	569,601
Total Telecommunications		6,724,411
Utilities—14.3%
CESC, Ltd.	52,734	415,228
JSW Energy, Ltd.	280,814	402,996
NTPC, Ltd.	1,109,793	2,092,274
Reliance Infrastructure, Ltd.	119,459	633,147
Reliance Power, Ltd.*	870,485	570,245
Tata Power Co., Ltd.	1,883,880	1,864,077
Total Utilities		5,977,967
TOTAL INVESTMENTS IN SECURITIES—99.4%
(Cost: $42,949,288)		41,584,168
Other Assets in Excess of Liabilities—0.6%		231,508
Net Assets—100.0%		$41,815,676

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   29

Schedule of Investments (Consolidated)†
EGShares India Small Cap ETF

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.5%
Basic Materials—4.4%
Jindal Saw, Ltd.	153,855	$149,659
Monsanto India, Ltd.	4,318	171,362
Nagarjuna Fertilizers & Chemicals, Ltd.*#§	582,385	8,872
Rashtriya Chemicals & Fertilizers, Ltd.	114,283	83,223
SRF, Ltd.	31,105	532,443
Total Basic Materials		945,559
Consumer Goods—10.4%
Alok Industries, Ltd.*	885,957	82,333
Amtek Auto, Ltd.	113,987	76,234
Bombay Dyeing & Manufacturing Co., Ltd.	101,374	97,683
CCL Products India, Ltd.	74,488	266,904
Ceat, Ltd.	20,838	406,966
Delta Corp., Ltd.	139,158	163,029
JBF Industries, Ltd.	35,702	121,536
JK Tyre & Industries, Ltd.	114,601	177,995
Mahindra CIE Automotive, Ltd.*	78,468	305,313
PC Jeweller, Ltd.	52,488	281,751
Raymond, Ltd.	39,888	259,631
Total Consumer Goods		2,239,375
Consumer Services—4.7%
Cox & Kings, Ltd.	92,501	290,228
Jet Airways India, Ltd.*	58,033	286,761
Kaya, Ltd.*	4,278	66,549
TV18 Broadcast, Ltd.*	668,314	358,898
Total Consumer Services		1,002,436
Financials—24.3%
Allahabad Bank	226,031	264,288
Andhra Bank	240,030	245,003
DCB Bank, Ltd.*	241,456	526,208
Dewan Housing Finance Corp., Ltd.	167,828	562,367
Housing Development & Infrastructure, Ltd.*	266,659	299,199
IFCI, Ltd.	781,758	257,251
Indiabulls Real Estate, Ltd.*	261,535	254,403
Indian Overseas Bank*	323,890	178,870
Jammu & Kashmir Bank, Ltd. (The)	237,657	326,217
Karnataka Bank, Ltd. (The)	195,213	376,210
Manappuram Finance, Ltd.	573,698	210,199
Oriental Bank of Commerce	130,253	258,859
PTC India Financial Services, Ltd.	237,969	163,867
SKS Microfinance, Ltd.*	118,399	731,516
Syndicate Bank	211,285	265,394
UCO Bank	235,303	166,153
Unitech, Ltd.*	1,339,897	125,539
Total Financials		5,211,543
Health Care—3.5%
Granules India, Ltd.	105,042	225,319
Marksans Pharma, Ltd.	193,246	305,737
Suven Life Sciences, Ltd.	52,645	213,900
Total Health Care		744,956

Investments	Shares	Value
Industrials—23.8%
BEML, Ltd.	19,772	$374,294
Century Textiles & Industries, Ltd.	57,290	451,757
Engineers India, Ltd.	105,295	306,629
Escorts, Ltd.	70,784	164,721
Gateway Distriparks, Ltd.	74,600	405,788
Gati, Ltd.	57,694	121,866
Hindustan Construction Co., Ltd.*	363,028	103,145
India Cements, Ltd.*	224,172	266,725
IRB Infrastructure Developers, Ltd.	91,977	332,583
Jain Irrigation Systems, Ltd.	319,640	312,384
Jaiprakash Associates, Ltd.*	1,437,027	247,386
JK Lakshmi Cement, Ltd.	65,940	374,604
NCC, Ltd.	442,680	504,456
Sintex Industries, Ltd.	225,821	362,263
Texmaco Rail & Engineering, Ltd.	101,475	177,628
Timken India, Ltd.	17,580	160,735
Voltas, Ltd.	111,406	455,366
Total Industrials		5,122,330
Oil & Gas—7.0%
Aban Offshore, Ltd.	32,020	112,002
Gujarat State Petronet, Ltd.	360,062	645,632
Suzlon Energy, Ltd.*	2,336,408	742,141
Total Oil & Gas		1,499,775
Technology—10.7%
Astra Microwave Products, Ltd.	70,439	120,779
Hexaware Technologies, Ltd.	89,835	338,797
Himachal Futuristic Communications, Ltd.*	797,244	199,797
KPIT Technologies, Ltd.	128,129	208,473
Polaris Consulting & Services, Ltd.	69,905	210,759
Redington India, Ltd.	350,652	588,427
Rolta India, Ltd.	83,906	130,128
Tata Elxsi, Ltd.	17,612	504,413
Total Technology		2,301,573
Utilities—10.7%
BF Utilities, Ltd.*	13,401	95,516
GMR Infrastructure, Ltd.*	1,707,464	352,470
Gujarat Gas, Ltd.*	40,000	316,027
Indraprastha Gas, Ltd.	79,030	574,846
Jaiprakash Power Ventures, Ltd.*	1,047,651	111,724
PTC India, Ltd.	254,667	231,039
Torrent Power, Ltd.	228,664	620,604
Total Utilities		2,302,226
TOTAL INVESTMENTS IN SECURITIES—99.5%
(Cost: $25,868,487)		21,369,773
Other Assets in Excess of Liabilities—0.5%		104,948
Net Assets—100.0%		$21,474,721

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

The accompanying notes are an integral part of these financial statements.

30   EGA Emerging Global Shares Trust

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EGA Emerging Global Shares Trust   31

Statements of Assets and Liabilities
EGA Emerging Global Shares Trust

September 30, 2015 (Unaudited)

	EGShares Beyond BRICs ETF	EGShares Blue Chip ETF	EGShares Brazil Infrastructure ETF	EGShares EM Core ex-China ETF
ASSETS:
Cost of Investments:	$234,066,444	$5,242,333	$18,632,622	$1,982,072
Investments at value	182,540,652	4,271,143	8,407,411	1,930,940
Cash	—	19,846	27,970	27,497
Foreign cash*	6,898,439	—	62,939	12,893
Receivables:
Capital shares sold	2,487	—	—	—
Dividends and interest	228,094	4,845	84,091	2,242
Foreign tax reclaims	3,362	6,054	—	—
Investment securities sold	22,006,709	—	62,428	161
Total Assets	211,679,743	4,301,888	8,644,839	1,973,733
LIABILITIES:
Payables:
Accrued investment advisory fees	91,313	2,172	6,252	554
Capital shares payable	1,633,362	—	—	—
Due to custodian	13,650,152	—	—	—
Income payable	—	—	—	—
Investment securities purchased	14,410,031	—	62,938	11,830
Accrued expenses and other liabilities	—	—	—	—
Total Liabilities	29,784,858	2,172	69,190	12,384
NET ASSETS	$181,894,885	$4,299,716	$8,575,649	$1,961,349
NET ASSETS:
Paid-in capital	$266,405,046	$5,247,067	$49,168,604	$2,000,000
Undistributed (accumulated) net investment income (loss)	6,200,173	102,117	380,016	4,002
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(39,165,337)	(77,774)	(30,715,025)	8,497
Net unrealized appreciation (depreciation) on investments and on foreign currency translations	(51,544,997)	(971,694)	(10,257,946)	(51,150)
NET ASSETS	$181,894,885	$4,299,716	$8,575,649	$1,961,349
Outstanding beneficial interest shares (unlimited shares of beneficial interest authorized, no par value)	11,400,000	250,000	1,450,000	100,000
Net asset value per share	$15.96	$17.20	$5.91	$19.61
* Cost of foreign cash:	$6,909,738	$—	$62,939	$12,889

The accompanying notes are an integral part of these financial statements.

32   EGA Emerging Global Shares Trust

Statements of Assets and Liabilities
EGA Emerging Global Shares Trust

September 30, 2015 (Unaudited)

	EGShares EM Quality Dividend ETF (Consolidated)	EGShares Emerging Markets Consumer ETF (Consolidated)	EGShares Emerging Markets Core ETF (Consolidated)	EGShares Emerging Markets Domestic Demand ETF (Consolidated)	EGShares India Consumer ETF (Consolidated)	EGShares India Infrastructure ETF (Consolidated)	EGShares India Small Cap ETF (Consolidated)
ASSETS:
Cost of Investments:	$20,260,849	$844,475,629	$5,808,532	$34,562,361	$82,125,381	$42,949,288	$25,868,487
Investments at value	17,703,636	725,033,137	5,089,548	31,324,768	77,913,081	41,584,168	21,369,773
Cash	—	—	—	—	280,660	96,971	55,774
Foreign cash*	2,027,310	34,885,876	262,935	367,362	7,588	92,460	34,407
Receivables:
Capital shares sold	—	—	—	23	—	—	—
Dividends and interest	28,756	1,058,174	13,813	91,101	2,168	80,408	29,149
Foreign tax reclaims	—	—	—	—	—	—	—
Investment securities sold	1,244,177	10,856,758	8,289	161,145	3,109,476	2,136,480	—
Total Assets	21,003,879	771,833,945	5,374,585	31,944,399	81,312,973	43,990,487	21,489,103
LIABILITIES:
Payables:
Accrued investment advisory fees	12,867	519,639	2,966	22,335	58,945	29,874	14,382
Capital shares payable	—	762,818	—	246,421	3,125,802	2,144,836	—
Due to custodian	2,371,269	44,644,901	285,047	156,242	—	—	—
Income payable	144,045	—	—	—	—	—	—
Investment securities purchased	713,740	8,123,330	—	27,760	—	—	—
Accrued expenses and other liabilities	—	—	—	—	—	101	—
Total Liabilities	3,241,921	54,050,688	288,013	452,758	3,184,747	2,174,811	14,382
NET ASSETS	$17,761,958	$717,783,257	$5,086,572	$31,491,641	$78,128,226	$41,815,676	$21,474,721
NET ASSETS:
Paid-in capital	$47,823,687	$923,385,102	$6,176,478	$36,569,145	$86,481,874	$102,556,818	$37,138,809
Undistributed (accumulated) net investment income (loss)	121,496	6,106,563	65,305	400,603	(102,362)	383,745	164,419
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(27,613,355)	(92,451,855)	(437,261)	(2,241,500)	(4,039,113)	(59,760,946)	(11,330,329)
Net unrealized appreciation (depreciation) on investments and on foreign currency translations	(2,569,870)	(119,256,553)	(717,950)	(3,236,607)	(4,212,173)	(1,363,941)	(4,498,178)
NET ASSETS	$17,761,958	$717,783,257	$5,086,572	$31,491,641	$78,128,226	$41,815,676	$21,474,721
Outstanding beneficial interest shares (unlimited shares of beneficial interest authorized, no par value)	1,500,000	33,000,000	300,000	1,650,000	2,500,000	3,900,000	1,450,000
Net asset value per share	$11.84	$21.75	$16.96	$19.09	$31.25	$10.72	$14.81
* Cost of foreign cash:	$2,039,671	$34,874,908	$261,883	$366,083	$7,484	$91,923	$34,193

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   33

Statements of Operations
EGA Emerging Global Shares Trust

Period Ended September 30, 2015 (Unaudited)

	EGShares Beyond BRICs ETF	EGShares Blue Chip ETF	EGShares Brazil Infrastructure ETF	EGShares EM Core ex-China ETF[1]
INVESTMENT INCOME:
Dividend income*	$3,858,201	$108,360	$354,512	$4,556
Interest income	155	25	—	—
Total investment income	3,858,356	108,385	354,512	4,556
EXPENSES:
Investment advisory fees	1,141,300	20,398	51,783	1,108
Mauritius taxes paid	—	—	—	—
Total expenses before waivers	1,141,300	20,398	51,783	1,108
Less: waivers of expenses from Advisor	(362,530)	—	—	(554)
Net expenses	778,770	20,398	51,783	554
Net investment income (loss)	3,079,586	87,987	302,729	4,002
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS:
Net realized gain (loss) on:
Investments	(28,679,471)	30,848	(140,994)	—
In-Kind Redemptions	(4,829,605)	21,910	—	—
Foreign currency transactions	(269,410)	(3,349)	(32,185)	8,497
Net realized gain (loss)	(33,778,486)	49,409	(173,179)	8,497
Change in unrealized appreciation (depreciation) on:
Investments	(24,852,172)	(646,319)	(4,646,045)	(51,132)
Foreign currency translations	(21,141)	(38)	(19,515)	(18)
Change in unrealized appreciation (depreciation)	(24,873,313)	(646,357)	(4,665,560)	(51,150)
Net realized and unrealized gain (loss) on investments and foreign currency translations	(58,651,799)	(596,948)	(4,838,739)	(42,653)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(55,572,213)	$(508,961)	$(4,536,010)	$(38,651)
* Net of foreign taxes withheld of:	$392,046	$12,377	$—	$572
1	Represents the period September 2, 2015 (commencement of operations) to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

34   EGA Emerging Global Shares Trust

Statements of Operations
EGA Emerging Global Shares Trust

Period Ended September 30, 2015 (Unaudited)

	EGShares EM Quality Dividend ETF (Consolidated)	EGShares Emerging Markets Consumer ETF (Consolidated)	EGShares Emerging Markets Core ETF (Consolidated)	EGShares Emerging Markets Domestic Demand ETF (Consolidated)	EGShares India Consumer ETF (Consolidated)	EGShares India Infrastructure ETF (Consolidated)	EGShares India Small Cap ETF (Consolidated)
INVESTMENT INCOME:
Dividend income*	$541,468	$10,257,822	$84,920	$488,068	$420,716	$401,688	$228,033
Interest income	298	6	5	38	—	—	—
Total investment income	541,766	10,257,828	84,925	488,106	420,716	401,688	228,033
EXPENSES:
Investment advisory fees	97,831	4,236,918	19,108	153,256	353,220	217,039	110,096
Mauritius taxes paid	—	7,284	—	—	—	6,432	666
Total expenses before waivers	97,831	4,244,202	19,108	153,256	353,220	223,471	110,762
Less: waivers of expenses from Advisor	—	—	—	—	—	—	—
Net expenses	97,831	4,244,202	19,108	153,256	353,220	223,471	110,762
Net investment income (loss)	443,935	6,013,626	65,817	334,850	67,496	178,217	117,271
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS:
Net realized gain (loss) on:
Investments	(1,853,980)	(74,640,514)	(431,018)	(1,862,087)	(2,636,591)	(6,319,468)	(1,482,161)
In-Kind Redemptions	45,564	19,538,631	—	86,748	—	—	—
Foreign currency transactions	11,037	(862,079)	(4,790)	(20,215)	(53,016)	(10,805)	(12,931)
Net realized gain (loss)	(1,797,379)	(55,963,962)	(435,808)	(1,795,554)	(2,689,607)	(6,330,273)	(1,495,092)
Change in unrealized appreciation (depreciation) on:
Investments	(2,038,992)	(131,068,655)	(620,446)	(5,278,359)	(8,727,962)	(3,925,489)	(3,241,377)
Foreign currency translations	(12,570)	185,054	1,009	339	113	1,521	512
Change in unrealized appreciation (depreciation)	(2,051,562)	(130,883,601)	(619,437)	(5,278,020)	(8,727,849)	(3,923,968)	(3,240,865)
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3,848,941)	(186,847,563)	(1,055,245)	(7,073,574)	(11,417,456)	(10,254,241)	(4,735,957)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,405,006)	$(180,833,937)	$(989,428)	$(6,738,724)	$(11,349,960)	$(10,076,024)	$(4,618,686)
* Net of foreign taxes withheld of:	$78,658	$585,771	$9,467	$44,428	$—	$—	$—
1	Represents the period September 2, 2015 (commencement of operations) to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   35

Statements of Changes in Net Assets
EGA Emerging Global Shares Trust

September 30, 2015

	EGShares Beyond BRICs ETF		EGShares Blue Chip ETF		EGShares Brazil Infrastructure ETF
	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Period April 23, 2014[1] Through March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,079,586	$6,756,932	$87,987	$98,001	$302,729	$1,375,348
Net realized gain (loss) on investments and foreign currency transactions	(33,778,486)	(3,814,732)	49,409	(136,222)	(173,179)	(4,262,321)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(24,873,313)	(28,062,462)	(646,357)	(325,337)	(4,665,560)	(7,953,557)
Net increase (decrease) in net assets resulting from operations	(55,572,213)	(25,120,262)	(508,961)	(363,558)	(4,536,010)	(10,840,530)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(3,616,691)	—	(74,832)	—	(1,252,757)
Net realized gain	—	(268,047)	—	—	—	—
Total distributions	—	(3,884,738)	—	(74,832)	—	(1,252,757)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,474,554	302,924,221	—	8,075,633	519,506	10,594,646
Cost of shares redeemed	(67,047,999)	(22,263,815)	(2,828,566)	—	—	(22,818,489)
Transaction fees	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(63,573,445)	280,660,406	(2,828,566)	8,075,633	519,506	(12,223,843)
Net Increase (Decrease) in Net Assets	(119,145,658)	251,655,406	(3,337,527)	7,637,243	(4,016,504)	(24,317,130)
NET ASSETS:
Beginning of period	301,040,543	49,385,137	7,637,243	—	12,592,153	36,909,283
End of period	$181,894,885	$301,040,543	$4,299,716	$7,637,243	$8,575,649	$12,592,153
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,200,173	$3,120,587	$102,117	$14,130	$380,016	$77,287
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	15,150,000	2,350,000	400,000	—	1,400,000	2,250,000
Shares sold	150,000	13,900,000	—	400,000	50,000	600,000
Shares redeemed	(3,900,000)	(1,100,000)	(150,000)	—	—	(1,450,000)
Shares outstanding, end of period	11,400,000	15,150,000	250,000	400,000	1,450,000	1,400,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

36   EGA Emerging Global Shares Trust

Statements of Changes in Net Assets
EGA Emerging Global Shares Trust

September 30, 2015

	EGShares EM Core ex-China ETF	EGShares EM Quality Dividend ETF (Consolidated)		EGShares Emerging Markets Consumer ETF (Consolidated)		EGShares Emerging Markets Core ETF (Consolidated)		EGShares Emerging Markets Domestic Demand ETF (Consolidated)
	For the Period September 2, 2015[1] Through September 30, 2015 (Unaudited)	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,002	$443,935	$2,050,923	$6,013,626	$11,492,262	$65,817	$78,151	$334,850	$404,702
Net realized gain (loss) on investments and foreign currency transactions	8,497	(1,797,379)	(4,335,717)	(55,963,962)	505,015	(435,808)	63,286	(1,795,554)	495,319
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(51,150)	(2,051,562)	(405,793)	(130,883,601)	(9,075,548)	(619,437)	(115,273)	(5,278,020)	426,814
Net increase (decrease) in net assets resulting from operations	(38,651)	(3,405,006)	(2,690,587)	(180,833,937)	2,921,729	(989,428)	26,164	(6,738,724)	1,326,835
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(287,789)	(1,527,013)	—	(13,864,995)	—	(83,068)	—	(359,762)
Net realized gain	—	—	—	—	—	—	—	—	—
Total distributions	—	(287,789)	(1,527,013)	—	(13,864,995)	—	(83,068)	—	(359,762)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,000,000	—	—	38,871,933	50,665,900	1,008,047	1,038,203	4,341,669	15,039,089
Cost of shares redeemed	—	(3,478,464)	(28,180,390)	(285,413,665)	(128,249,725)	—	—	(1,907,656)	(3,636,676)
Transaction fees	—	(1,532)	(2,407)	692	2,754	(150)	(1,124)	(1,923)	(85)
Net increase (decrease) in net assets resulting from capital share transactions	2,000,000	(3,479,996)	(28,182,797)	(246,541,040)	(77,581,071)	1,007,897	1,037,079	2,432,090	11,402,328
Net Increase (Decrease) in Net Assets	1,961,349	(7,172,791)	(32,400,397)	(427,374,977)	(88,524,337)	18,469	980,175	(4,306,634)	12,369,401
NET ASSETS:
Beginning of period	—	24,934,749	57,335,146	1,145,158,234	1,233,682,571	5,068,103	4,087,928	35,798,275	23,428,874
End of period	$1,961,349	$17,761,958	$24,934,749	$717,783,257	$1,145,158,234	$5,086,572	$5,068,103	$31,491,641	$35,798,275
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,002	$121,496	$(34,650)	$6,106,563	$92,937	$65,305	$(512)	$400,603	$65,753
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—	1,750,000	3,550,000	43,300,000	46,500,000	250,000	200,000	1,550,000	1,050,000
Shares sold	100,000	—	—	1,400,000	1,800,000	50,000	50,000	200,000	650,000
Shares redeemed	—	(250,000)	(1,800,000)	(11,700,000)	(5,000,000)	—	—	(100,000)	(150,000)
Shares outstanding, end of period	100,000	1,500,000	1,750,000	33,000,000	43,300,000	300,000	250,000	1,650,000	1,550,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   37

Statements of Changes in Net Assets (concluded)
EGA Emerging Global Shares Trust

September 30, 2015

	EGShares India Consumer ETF (Consolidated)		EGShares India Infrastructure ETF (Consolidated)		EGShares India Small Cap ETF (Consolidated)
	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,496	$(76,607)	$178,217	$416,417	$117,271	$90,740
Net realized gain (loss) on investments and foreign currency transactions	(2,689,607)	(845,880)	(6,330,273)	(1,106,836)	(1,495,092)	7,422,791
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,727,849)	3,634,932	(3,923,968)	(246,152)	(3,240,865)	(1,261,182)
Net increase (decrease) in net assets resulting from operations	(11,349,960)	2,712,445	(10,076,024)	(936,571)	(4,618,686)	6,252,349
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(20,840)	—	(128,789)	—	(133,287)
Net realized gain	—	—	—	—	—	—
Total distributions	—	(20,840)	—	(128,789)	—	(133,287)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,515,208	81,076,838	8,888,286	46,724,009	—	12,647,997
Cost of shares redeemed	(14,745,167)	—	(4,730,345)	(15,511,583)	(2,753,070)	(6,475,034)
Transaction fees	(1,950)	(3,047)	(1,869)	2,097	(3,095)	(2,581)
Net increase (decrease) in net assets resulting from capital share transactions	768,091	81,073,791	4,156,072	31,214,523	(2,756,165)	6,170,382
Net Increase (Decrease) in Net Assets	(10,581,869)	83,765,396	(5,919,952)	30,149,163	(7,374,851)	12,289,444
NET ASSETS:
Beginning of period	88,710,095	4,944,699	47,735,628	17,586,465	28,849,572	16,560,128
End of period	$78,128,226	$88,710,095	$41,815,676	$47,735,628	$21,474,721	$28,849,572
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(102,362)	$(169,858)	$383,745	$205,528	$164,419	$47,148
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,500,000	200,000	3,650,000	1,550,000	1,650,000	1,300,000
Shares sold	450,000	2,300,000	650,000	3,250,000	—	750,000
Shares redeemed	(450,000)	—	(400,000)	(1,150,000)	(200,000)	(400,000)
Shares outstanding, end of period	2,500,000	2,500,000	3,900,000	3,650,000	1,450,000	1,650,000

The accompanying notes are an integral part of these financial statements.

38   EGA Emerging Global Shares Trust

Financial Highlights
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Beyond BRICs ETF

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period August 15, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$19.87	$21.01	$21.97	$20.00
Investment operations:
Net investment income[2]	0.22	0.56	0.99	0.17
Net realized and unrealized gain (loss) on investments and foreign currency translation	(4.13)	(1.43)	(1.77)[3]	1.91
Total from investment operations	(3.91)	(0.87)	(0.78)	2.08
Distributions to shareholders:
Net investment income	—	(0.25)	(0.18)	(0.11)
Net realized gains	—	(0.02)	—	—
Total from investment operations	—	(0.27)	(0.18)	(0.11)
Net asset value, end of period	$15.96	$19.87	$21.01	$21.97
NET ASSET VALUE TOTAL RETURN[4]	(19.68)%	(4.16)%	(3.51)%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$181,895	$301,041	$49,385	$7,688
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[5,6]	0.58%[7]	0.58%	0.66%	0.85%[7]
Expenses, prior to expense reimbursements/waivers[5,6]	0.85%[7]	0.85%	0.85%	2.43%[7]
Net investment income	2.29%[7]	2.65%	4.92%	1.26%[7]
Portfolio turnover rate	18%[8]	33%	63%	1%[8]

EGShares Blue Chip ETF

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Period April 23, 2014[1] Through March 31, 2015
Net asset value, beginning of period	$19.09	$20.00
Investment operations:
Net investment income[2]	0.25	0.28
Net realized and unrealized loss on investments and foreign currency translation	(2.14)	(1.00)
Total from investment operations	(1.89)	(0.72)
Distributions to shareholders:
Net investment income	—	(0.19)
Net asset value, end of period	$17.20	$19.09
NET ASSET VALUE TOTAL RETURN[4]	(9.90)%	(3.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,300	$7,637
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.60%[7]	0.60%[7]
Expenses, prior to expense reimbursements/waivers	0.60%[7]	0.60%[7]
Net investment income	2.59%[7]	1.55%[7]
Portfolio turnover rate	13%[8]	82%[8]
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain on investments and foreign currency translation does not accord with the amounts reported in the Statements of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
6	Effective October 1, 2013 the Fund entered into a fee waiver agreement pursuant to which the Advisor has agreed to waive its advisory fee to 0.58% of the Fund's average daily net assets (See Note 9).
7	Annualized.
8	Not annualized.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   39

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Brazil Infrastructure ETF

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
Net asset value, beginning of period	$8.99	$16.40	$21.26	$24.21	$25.38	$20.55
Investment operations:
Net investment income[2]	0.21	0.74	0.63	0.71	0.96	0.47
Net realized and unrealized gain (loss) on investments and foreign currency translation	(3.29)	(7.34)	(4.94)	(2.84)	(1.15)	4.67
Total from investment operations	(3.08)	(6.60)	(4.31)	(2.13)	(0.19)	5.14
Distributions to shareholders:
Net investment income	—	(0.81)	(0.55)	(0.82)	(0.98)	(0.31)
Net asset value, end of period	$5.91	$8.99	$16.40	$21.26	$24.21	$25.38
NET ASSET VALUE TOTAL RETURN[3]	(34.26)%	(41.17)%	(20.36)%	(8.63)%	(0.04)%	25.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,576	$12,592	$36,909	$79,739	$89,591	$83,760
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[4]	0.85%[6]	0.85%	0.85%	0.85%	0.88%[5]	0.85%
Expenses, prior to expense reimbursements/waivers[4]	0.85%[6]	0.85%	0.85%	1.52%	1.51%[5]	1.91%
Net investment income	4.97%[6]	5.05%	3.52%	3.31%	4.10%	2.09%
Portfolio turnover rate	5%[7]	77%	68%	30%	30%	35%

EGShares EM Core ex-China ETF

For the Period September 2, 2015[1] Through September 30, 2015 (Unaudited)
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income[2]	0.04
Net realized and unrealized loss on investments and foreign currency translations	(0.43)
Total from investment operations	(0.39)
Net asset value, end of period	$19.61
NET ASSET VALUE TOTAL RETURN[3]	(1.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,961
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.35%[6]
Expenses, prior to expense reimbursements/waivers	0.70%[6]
Net investment income	2.53%[6]
Portfolio turnover rate	0%[7]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the appliable periods shown, the total return would have been lower if certain expenses had not been reduced.
4	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
5	The ratio includes 0.03% for the period ended March 31, 2012 attributed to excise tax expense, which was outside the expense cap in place at that time.
6	Annualized.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

40   EGA Emerging Global Shares Trust

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares EM Quality Dividend ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Period August 4, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$14.25	$16.15	$19.80	$20.09	$20.00
Investment operations:
Net investment income[2]	0.27	0.77	0.64	0.86	0.33
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.49)	(2.08)	(3.61)	(0.09)[3]	0.13
Total from investment operations	(2.22)	(1.31)	(2.97)	0.77	0.46
Distributions to shareholders:
Net investment income	(0.19)	(0.59)	(0.65)	(1.06)	(0.37)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.19)	(0.59)	(0.68)	(1.06)	(0.37)
Net asset value, end of period	$11.84	$14.25	$16.15	$19.80	$20.09
NET ASSET VALUE TOTAL RETURN[4]	(15.72)%	(8.37)%	(15.14)%	4.12%	2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$17,762	$24,935	$57,335	$89,122	$59,255
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[5]	0.85%[6]	0.89%[7]	0.85%	0.85%	0.85%[6]
Expenses, prior to expense reimbursements/waivers[5]	0.85%[6]	0.89%[7]	0.85%	1.43%	2.07%[6]
Net investment income	3.86%[6]	4.76%	3.54%	4.45%	2.62%[6]
Portfolio turnover rate	63%[8]	168%	137%	86%	45%[8]

EGShares Emerging Markets Consumer ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period September 14, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$26.45	$26.53	$26.51	$24.77	$22.76	$20.00
Investment operations:
Net investment income[2]	0.15	0.25	0.31	0.17	0.17	0.04
Net realized and unrealized gain (loss) on investments and foreign currency translation	(4.85)	(0.03)	(0.09)	1.68	1.96	2.74
Total from investment operations	(4.70)	0.22	0.22	1.85	2.13	2.78
Distributions to shareholders:
Net investment income	—	(0.30)	(0.20)	(0.11)	(0.12)	(0.02)
Net asset value, end of period	$21.75	$26.45	$26.53	$26.51	$24.77	$22.76
NET ASSET VALUE TOTAL RETURN[4]	(17.77)%	0.88%	0.82%	7.46%	9.44%	13.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$717,783	$1,145,158	$1,233,683	$885,476	$402,466	$194,611
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[5]	0.84%[6]	0.83%	0.84%	0.85%	0.85%	0.85%[6]
Expenses, prior to expense reimbursements/waivers[5]	0.84%[6]	0.83%	0.84%	1.23%	1.31%	1.44%[6]
Net investment income (loss)	1.20%[6]	0.92%	1.20%	0.68%	0.76%	0.37%[6]
Portfolio turnover rate	15%[8]	12%	14%	7%	3%	9%[8]
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain on investments and foreign currency translations does not accord with the amounts reported in the Statements of Operations due to the timing of subscriptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
6	Annualized.
7	The ratio includes 0.04% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
8	Not annualized.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   41

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Core ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period October 16, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$20.27	$20.44	$20.87	$20.00
Investment operations:
Net investment income[2]	0.24	0.38	0.36	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.55)	(0.13)	(0.44)	0.82
Total from investment operations	(3.31)	0.25	(0.08)	0.91
Distributions to shareholders:
Net investment income	—	(0.42)	(0.35)	(0.04)
Net asset value, end of period	$16.96	$20.27	$20.44	$20.87
NET ASSET VALUE TOTAL RETURN[3]	(16.33)%	1.22%	(0.36)%	4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,087	$5,068	$4,088	$4,173
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[6]	0.70%[4]	0.71%[7]	0.70%	0.70%[4]
Expenses, prior to expense reimbursements/waivers[6]	0.70%[4]	0.71%[7]	0.70%	11.94%[4]
Net investment income	2.41%[4]	1.78%	1.76%	0.96%[4]
Portfolio turnover rate	19%[5]	20%	16%	3%[5]

EGShares Emerging Markets Domestic Demand ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period August 15, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$23.10	$22.31	$22.16	$20.00
Investment operations:
Net investment income[2]	0.21	0.34	0.23	0.13
Net realized and unrealized gain (loss) on investments and foreign currency translations	(4.22)	0.73	0.14	2.11
Total from investment operations	(4.01)	1.07	0.37	2.24
Distributions to shareholders:
Net investment income	—	(0.28)	(0.22)	(0.08)
Net asset value, end of period	$19.09	$23.10	$22.31	$22.16
NET ASSET VALUE TOTAL RETURN[3]	(17.36)%	4.82%	1.70%	11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$31,492	$35,798	$23,429	$2,216
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[6]	0.85%[4]	0.85%	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers[6]	0.85%[4]	0.85%	0.85%	4.53%[4]
Net investment income	1.86%[4]	1.43%	1.09%	1.02%[4]
Portfolio turnover rate	16%[5]	8%	159%	57%[5]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
4	Annualized.
5	Not annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
7	The ratio includes 0.01% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

42   EGA Emerging Global Shares Trust

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Consumer ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Period August 10, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$35.48	$24.72	$22.10	$19.08	$20.00
Investment operations:
Net investment income (loss)[2]	0.03	(0.12)	0.11	(0.00)[3]	(0.00)[3]
Net realized and unrealized gain (loss) on investments and foreign currency translations	(4.26)	10.91	2.51	3.02 [4]	(0.92)[4]
Total from investment operations	(4.23)	10.79	2.62	3.02	(0.92)
Distributions to shareholders:
Net investment income	—	(0.03)	—	—	—
Net asset value, end of period	$31.25	$35.48	$24.72	$22.10	$19.08
NET ASSET VALUE TOTAL RETURN[5]	(11.92)%	43.64%	11.86%	15.83%	(4.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$78,128	$88,710	$4,945	$6,631	$1,908
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[9]	0.89%[6]	0.90%[11]	0.89%	0.89%	0.89%[6]
Expenses, prior to expense reimbursements/waivers[9]	0.89%[6]	0.90%[11]	0.89%	4.31%	6.16%[6]
Net investment income (loss)	0.17%[6]	(0.36)%	0.50%	(0.00)%[7]	(0.04)%[6]
Portfolio turnover rate	20%[8]	82%	43%	50%	104%[8]

EGShares India Infrastructure ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period August 11, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$13.08	$11.35	$12.27	$14.99	$19.40	$20.00
Investment operations:
Net investment income[2]	0.04	0.12	0.13	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.40)	1.65 [4]	0.27 [4]	(2.60)	(4.39)	(0.61)
Total from investment operations	(2.36)	1.77	0.40	(2.53)	(4.33)	(0.60)
Distributions to shareholders:
Net investment income	—	(0.04)	(1.32)	(0.19)	(0.08)	—
Net asset value, end of period	$10.72	$13.08	$11.35	$12.27	$14.99	$19.40
NET ASSET VALUE TOTAL RETURN[5]	(18.04)%	15.59%	4.04%	(17.08)%	(22.19)%	(3.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,816	$47,736	$17,586	$51,513	$60,703	$85,377
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[9]	0.86%[6,12]	0.88%[11]	0.86%[10]	0.85%	0.85%	0.85%[6]
Expenses, prior to expense reimbursements/waivers[9]	0.86%[6,12]	0.88%[11]	0.86%[10]	1.61%	1.69%	2.24%[6]
Net investment income	0.70%[6]	0.90%	1.18%	0.53%	0.39%	0.11%[6]
Portfolio turnover rate	36%[8]	75%	76%	24%	23%	9%[8]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $(0.005)
4	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statements of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
5	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
6	Annualized.
7	Less than (0.005)%.
8	Not annualized.
9	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
10	The ratio includes 0.01% for the period ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.
11	The ratio includes 0.03% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
12	The ratio includes 0.01% for the period ended September 30, 2015 attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   43

Financial Highlights  (concluded)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Small Cap ETF (Consolidated)

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period July 7, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$17.48	$12.74	$12.45	$14.39	$19.29	$20.00
Investment operations:
Net investment income (loss)[2]	0.07	0.05	0.26	0.10	0.14	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.74)	4.77	0.25 [3]	(1.94)	(4.88)	(0.68)
Total from investment operations	(2.67)	4.82	0.51	(1.84)	(4.74)	(0.69)
Distributions to shareholders:
Net investment income	—	(0.08)	(0.22)	(0.10)	(0.16)	(0.02)
Return of Capital	—	—	—	(0.00)[9]	—	—
Total distributions	—	(0.08)	(0.22)	(0.10)	(0.16)	(0.02)
Net asset value, end of period	$14.81	$17.48	$12.74	$12.45	$14.39	$19.29
NET ASSET VALUE TOTAL RETURN[4]	(15.27)%	37.86%	4.29%	(12.87)%	(24.33)%	(3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$21,475	$28,850	$16,560	$21,163	$26,616	$34,729
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers[5]	0.85%[6]	0.92%[11]	0.86%[10]	0.85%	0.85%	0.90%[6,7]
Expenses, prior to expense reimbursements/waivers[5]	0.85%[6]	0.92%[11]	0.86%[10]	2.09%	2.26%	3.12%[6,7]
Net investment income (loss)	0.91%[6]	0.33%	2.36%	0.76%	0.84%	(0.06)%[6]
Portfolio turnover rate	3%[8]	117%	56%	43%	125%	1%[8]
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain on investments and foreign currency translation does not accord with the amounts reported in the Statements of Operations due to the timing of subscriptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
6	Annualized.
7	The ratio includes 0.05% for the period ended March 31, 2011 attributed to interest expense, which was outside the expense cap in place at that time.
8	Not annualized.
9	Less than $(0.005)
10	The ratio includes 0.01% for the period ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.
11	The ratio includes 0.07% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

44   EGA Emerging Global Shares Trust

Notes to Financial Statements
September 30, 2015 (Unaudited)

1. ORGANIZATION

EGA Emerging Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the date of this report, the Trust consisted of twelve separate non-diversified series and five diversified series, each of which tracks an underlying index (each, an “Underlying Index”). As of the date of this report, only the following exchange-traded funds (each an “ETF” or “Fund” and collectively the “ETFs” or “Funds”) were publicly offered:

Funds	Commencement of Operations
EGShares Beyond BRICs ETF (“Beyond BRICs ETF”)	August 15, 2012
EGShares Blue Chip ETF (“Blue Chip ETF”)	April 23, 2014
EGShares Brazil Infrastructure ETF (“Brazil Infrastructure ETF”)	February 24, 2010
EGShares EM Core ex-China ETF (“EM Core ex-China ETF”)	September 2, 2015
EGShares EM Quality Dividend ETF (“EM Quality Dividend ETF”)	August 4, 2011
EGShares Emerging Markets Consumer ETF (“Consumer ETF”)	September 14, 2010
EGShares Emerging Markets Core ETF (“Core ETF”)	October 16, 2012
EGShares Emerging Markets Domestic Demand ETF (“Domestic Demand ETF”)	August 15, 2012
EGShares India Consumer ETF (“India Consumer ETF”)	August 10, 2011
EGShares India Infrastructure ETF (“India Infrastructure ETF”)	August 11, 2010
EGShares India Small Cap ETF (“India Small Cap ETF”)	July 7, 2010

The Beyond BRICs ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “BBRC Underlying Index”). The BBRC Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in Emerging and Frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE’s Country Classification System. The BBRC Underlying Index is market capitalization weighted, and has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

The Blue Chip ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Developed Markets Blue Chip EM Access IndexSM (the “BCHP Underlying Index”). The BCHP Underlying Index is an equal-weighted equity index comprised of 30 well-established, widely recognized companies that are domiciled and publicly traded in developed market countries (including the U.S.) and have, as of the most recent constitution, a U.S. Dollar equivalent market capitalization of at least $2 billion (based on then-current exchange rates) and measurable revenue from developing market countries.

The Brazil Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (the “BRXX Underlying Index”). The BRXX Underlying Index is a free-float adjusted capitalization weighted index designed to represent the performance of the 30 largest Brazilian companies ranked by full market capitalization that FTSE determines to be representative of Brazil’s infrastructure industries.

The EM Core ex-China ETF’s investment objective seeks investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets ex-China IndexSM.(the “XCEM Underlying Index”). The XCEM Underlying Index is a market capitalization weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies across the EGAI Emerging Markets Universe, excluding those listed or domiciled in China and Hong Kong.

The EM Quality Dividend ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets Quality Dividend IndexSM (the “HILO Underlying Index”). The HILO Underlying Index is an equal weighted index designed to represent a portfolio of approximately 50 companies in developing markets that each have a higher dividend yield than the average dividend yield in the EGAI Developing Markets Universe.

The Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “ECON Underlying Index”). The ECON Underlying Index is a free-float market capitalization weighted stock market index designed to measure the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P Dow Jones Indices’ proprietary industry classification system.

EGA Emerging Global Shares Trust   45

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

The Core ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “EMCR Underlying Index”). The EMCR Underlying Index is an equal weighted index designed to measure the market performance of up to 116 companies that S&P Dow Jones Indices determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

The Domestic Demand ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Domestic Demand Index (the “EMDD Underlying Index”). The EMDD Underlying Index is a free-float market capitalization weighted stock market index comprised of 50 emerging market companies that derive a significant portion of their revenues from sectors that are less reliant on exports and therefore driven by domestic demand, specifically those companies in the consumer staples, consumer discretionary, telecommunications services, healthcare and utilities sectors.

The India Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the “INCO Underlying Index”). The INCO Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry, as defined by Indxx’s proprietary methodology, in India.

The India Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the “INXX Underlying Index”). The INXX Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the infrastructure industry, as defined by Indxx’s proprietary methodology, in India.

The India Small Cap ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the “SCIN Underlying Index”). The SCIN Underlying Index is a maximum 75-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the small cap segment in India.

The classifications and presentations within the Schedule of Investments are consistent with other funds in the EGA Fund family and may not depict the same classifications and presentations in certain marketing materials.

2. CONSOLIDATION OF SUBSIDIARIES

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Consumer ETF	EG Shares Consumer Mauritius
Core ETF	EG Shares Core Mauritius
Domestic Demand ETF	EG Shares Domestic Demand Mauritius
EM Quality Dividend ETF*	EG Shares High Income/Low Beta Mauritius*
India Consumer ETF	EG Shares India Consumer Mauritius
India Infrastructure ETF	EG Shares India Infrastructure Mauritius
India Small Cap ETF	EG Shares India Small Cap Mauritius
*	EG Shares High Income/Low Beta Mauritius was closed effective June 2015 and is no longer a subsidiary of the EM Quality Dividend ETF.

The Consumer ETF, Core ETF and Domestic Demand ETF may each invest its assets in a wholly owned subsidiary in Mauritius, which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in each ETF’s respective Underlying Index.

The India Consumer ETF, India Infrastructure ETF and India Small Cap ETF invest substantially all of their assets in wholly owned subsidiaries in Mauritius, which in turn invest virtually all of their assets in Indian securities, based on the number of Indian securities that are included in each ETF’s respective Underlying Index.

By investing in a wholly owned subsidiary, the Funds listed in the table above each obtain benefits under the tax treaty between Mauritius and India. Each subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized

46   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

capital gains should new legislation be passed to modify the current tax treaty with Mauritius. Any change in the provisions of this treaty could result in the imposition of withholding and other taxes on these ETFs by authorities in India. This would reduce the return on investment and the return received by each ETF’s shareholders.

A summary of each ETF’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2015	% of ETF’s Total Net Assets at September 30, 2015
Consumer ETF	September 14, 2010	$59,004,076	8.2%
Core ETF	October 16, 2012	711,902	14.0
Domestic Demand ETF	August 15, 2012	3,602,234	11.4
India Consumer ETF	August 10, 2011	78,124,107	100.0
India Infrastructure ETF	August 11, 2010	41,849,794	100.1
India Small Cap ETF	July 7, 2010	21,434,211	99.8

3. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the ETFs.

Indemnifications

In the normal course of business, the Trust enters into contracts on behalf of its series that contain a variety of representations that provide general indemnifications. The Trust’s series’ maximum exposure under these arrangements cannot be known as this would involve future claims that may be made against a series of the Trust that have not yet occurred; however, the Trust expects any risk of loss by a series to be remote. The assets of a series may not be used to satisfy the liabilities of any other series.

Investment Valuation

The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of an ETF is computed by dividing the value of the ETF’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses) by the total number of shares outstanding at the time such computation is made.

Securities Valuation

Foreign equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded. U.S. listed equity securities and listed ADRs and GDRs are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. U.S. equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board of Trustees of the Trust (the “Board”) believes accurately reflects fair value. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by management of the ETFs. Use of a rate different from the rate used by the index provider may adversely affect an ETF’s ability to track its Underlying Index.

Foreign Currency Translations

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those

EGA Emerging Global Shares Trust   47

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in depositary receipts or ordinary shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The ETFs do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Security Transactions and Related Income

Investment transactions are recorded on trade date. The ETFs determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the accretion of discounts and amortization of premiums.

Federal Income Taxes

The Beyond BRICs ETF, Blue Chip ETF, Brazil Infrastructure ETF, EM Quality Dividend ETF, Consumer ETF, Core ETF, Domestic Demand ETF, India Consumer ETF, India Infrastructure ETF and India Small Cap ETF have qualified and continue to qualify, and the EM Core ex-China ETF intends to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, an ETF will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Each ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually (quarterly for EM Quality Dividend ETF), and will also declare and pay net realized capital gains, if any, at least annually, except where the costs of such distributions exceed the amount of tax that the distributions are intended to avoid, in which case the ETF will pay the applicable tax. An ETF may distribute such investment income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the ETF. Distributions to shareholders are recorded on the ex-dividend date.

The ETFs are subject to accounting standards that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken by the ETFs and whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Accounting for uncertainty in income taxes requires management of the ETFs to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years are those years that are open for examination by the relevant income taxing authority. As of March 31, 2015, open federal and state income tax years include the tax periods or years ended March 31, 2012, March 31, 2013, March 31, 2014 and March 31, 2015. The ETFs have no examinations in progress.

There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The ETFs are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Expenses

Expenses of the Trust, which are directly identifiable to a specific ETF, are applied to that ETF. Please refer to Note 9 for further discussion on fund expenses and the Unified Fee.

48   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

4. INVESTMENT RISKS

The ETFs are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Each ETF concentrates its investments in a particular industry or a group of industries to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Each ETF will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that an ETF invests a significant portion of its assets in a particular country or a specific geographic region, the ETF will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of an ETF’s assets are invested, the ETF may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that ETF’s performance.

Because the Brazil Infrastructure ETF invests predominantly in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Because the Brazil Infrastructure ETF and India Infrastructure ETF concentrate their investments in the infrastructure sectors of Brazil and India, respectively, these ETFs may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Because the Consumer ETF and India Consumer ETF concentrate their investments in the consumer goods and consumer services industries (specifically the consumer goods and consumer services industries of India for the India Consumer ETF), these ETFs may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Because the Domestic Demand ETF concentrates its investments in the consumer staples, consumer discretionary, telecommunications services, healthcare and/or utilities industries, the ETF may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Because the India Consumer ETF, India Infrastructure ETF and India Small Cap ETF invest predominantly in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

The India Small Cap ETF primarily invests in small capitalization companies. Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

5. DISTRIBUTION AGREEMENT

ALPS Distributors, Inc., (the “Distributor”) serves as the distributor of creation units (see Note 9) for the ETFs pursuant to a distribution agreement. The Distributor does not maintain a secondary market in shares. The ETFs have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2015, no fees were paid by the ETFs under the Plan, and there are no current plans to impose these fees.

EGA Emerging Global Shares Trust   49

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

6. FEDERAL INCOME TAX MATTERS

For the period ended September 30, 2015, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Beyond BRICs ETF	$237,432,090	$2,053,157	$(56,944,595)	$(54,891,438)
Blue Chip ETF	5,259,430	238,902	(1,227,189)	(988,287)
Brazil Infrastructure ETF	20,710,316	155,228	(12,458,133)	(12,302,905)
EM Core ex-China ETF	1,982,072	39,052	(90,184)	(51,132)
EM Quality Dividend ETF	20,268,117	96,435	(2,660,916)	(2,564,481)
Consumer ETF	859,133,751	67,891,996	(201,992,610)	(134,100,614)
Core ETF	5,817,552	278,849	(1,006,853)	(728,004)
Domestic Demand ETF	34,871,004	1,372,887	(4,919,123)	(3,546,236)
India Consumer ETF	82,694,879	2,325,534	(7,107,332)	(4,781,798)
India Infrastructure ETF	48,935,561	4,229,268	(11,580,661)	(7,351,393)
India Small Cap ETF	26,242,038	1,455,896	(6,328,161)	(4,872,265)

For the period or year ended March 31, 2015, the components of accumulated earnings (losses) on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Beyond BRICs ETF	$3,133,397	$(2,034,014)	$(30,037,331)	$(28,937,948)
Blue Chip ETF	14,130	(110,086)	(342,434)	(438,390)
Brazil Infrastructure ETF	77,287	(28,464,152)	(7,670,080)	(36,056,945)
EM Quality Dividend ETF	134,610	(25,977,968)	(525,576)	(26,368,934)
Consumer ETF	92,937	(21,829,771)	(3,031,074)	(24,767,908)
Core ETF	6,804	251	(107,533)	(100,478)
Domestic Demand ETF	65,753	(137,303)	1,732,770	1,661,220
India Consumer ETF	—	(949,866)	3,946,178	2,996,312
India Infrastructure ETF	205,528	(47,444,400)	(3,426,246)	(50,665,118)
India Small Cap ETF	66,949	(9,481,487)	(1,630,864)	(11,045,402)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark to market on Passive Foreign Investment Companies (“PFIC”) securities and deferral of post-October and December losses.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind, PFIC sales adjustments, non-deductible offering costs, return of capital distributions and tax treatment of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

50   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

Certain net losses incurred after October 31 and December 31, and within the taxable year or period are deemed to arise on the first business day of the ETFs’ next taxable year. For the period or year ended March 31, 2015, the ETFs deferred to April 1, 2015 these losses of:

Funds	Late Year Ordinary Losses	Post October Capital Losses
Beyond BRICs ETF	$—	$2,034,014
Blue Chip ETF	—	—
Brazil Infrastructure ETF	—	2,459,477
EM Quality Dividend ETF	—	3,462,675
Consumer ETF	—	964,177
Core ETF	—	—
Domestic Demand ETF	—	2,115
India Consumer ETF	169,858	175,867
India Infrastructure ETF	—	219,442
India Small Cap ETF	—	—

At March 31, 2015, for federal income tax purposes, the following ETFs had capital loss carryforwards available to offset future capital gains:

	Carryforwards with No Expiration*		Carryforwards Expiring In
Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Fiscal Year 2018	Fiscal Year 2019
Beyond BRICs ETF	$—	$—	$—	$—
Blue Chip ETF	110,086	—	—	—
Brazil Infrastructure ETF	8,143,770	17,860,905	—	—
EM Quality Dividend ETF	16,819,429	5,526,604	—	—
Consumer ETF	—	20,865,594	—	—
Core ETF	—	—	—	—
Domestic Demand ETF	122,015	13,173	—	—
India Consumer ETF	584,684	19,457	—	—
India Infrastructure ETF	14,011,888	33,213,070	—	—
India Small Cap ETF	1,254,248	8,227,239	—	—
*	Capital loss carryforwards for tax years beginning after December 22, 2010 do not expire and are carried forward in character. Amounts are subject to IRC Section 382-384 limitation in subsequent years.

7. FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EGA Emerging Global Shares Trust   51

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs and methodology used for valuing the securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of September 30, 2015 in valuing the ETFs’ assets and liabilities carried at fair value:

	Assets
Funds	Level 1 Common Stocks	Level 2	Level 3 Common Stocks	Total
Beyond BRICs ETF*	$182,540,652	$—	$—	$182,540,652
Blue Chip ETF*	4,271,143	—	—	4,271,143
Brazil Infrastructure ETF**	8,407,411	—	—	8,407,411
EM Core ex-China ETF*	1,930,940	—	—	1,930,940
EM Quality Dividend ETF*	17,703,636	—	—	17,703,636
Consumer ETF*	725,033,137	—	—	725,033,137
Core ETF*	5,063,328	—	26,220	5,089,548
Domestic Demand ETF*	31,324,768	—	—	31,324,768
India Consumer ETF**	77,913,081	—	—	77,913,081
India Infrastructure ETF**	41,584,168	—	—	41,584,168
India Small Cap ETF**	21,360,901	—	8,872	21,369,773
*	Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
**	Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

52   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended September 30, 2015:

Core ETF
Common Stocks
Balance as of March 31, 2015	$—
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	(66,583)
Purchases	4,692
Sales	—
Transfers into Level 3[3]	88,111
Transfers out of Level 3[4]	—
Balance as of September 30, 2015	$26,220
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015 is:	$(66,583)

India Small Cap ETF
Common Stocks
Balance as of March 31, 2015	$9,306
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	(434)
Purchases	—
Sales	—
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2015	$8,872
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015 is:	$(434)
1	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.
2	This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
3	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for identical investment or the unavailability of other significant observable inputs.
4	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period.

In determining fair valuations, inputs may include duration of fair valuation event, comparable benchmark performance, and an illiquidity discount. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of securities that are fair valued for more than five days.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

EGA Emerging Global Shares Trust   53

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

The following is a summary of the significant unobservable inputs used as of September 30, 2015 in valuing Level 3 securities:

Core ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
COSCO Pacific, Ltd.	$ 20,786	Adjustment to market based on duration of fair value event, illiquidity discount and comparable benchmark performance	Illiquidity Discount	15.00%

Core ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
Hanergy Thin Film Power Group, Ltd.	$ 604	Adjustment to market based on duration of fair value event, illiquidity discount and comparable benchmark performance	Illiquidity Discount	50.00%

Core ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
Sihuan Pharmaceutical Holdings Group, Ltd.	$ 4,830	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	50.00%

India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
Nagarjuna Fertilizers & Chemicals, Ltd.	$ 8,872	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	88.40%

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

8. INVESTMENT TRANSACTIONS

The table below displays each ETF’s investment transactions during the period ended September 30, 2015. The Purchases column represents the aggregate purchases of investments excluding cost of in-kind purchases and short-term investments. The Sales column represents the aggregate sales of investments excluding proceeds from in-kind sales and short-term investments. Purchases In-Kind are the aggregate of all in-kind purchases and Sales In-Kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Beyond BRICs ETF	$45,651,836	$66,487,354	$1,697,844	$37,493,062
Blue Chip ETF	863,518	1,137,508	—	2,459,681
Brazil Infrastructure ETF	1,298,391	590,337	—	—
EM Core ex-China ETF	1,164,995	—	817,078	—
EM Quality Dividend ETF	14,327,149	16,019,672	—	1,710,854
Consumer ETF	153,409,308	184,428,818	31,167,477	232,144,378
Core ETF	1,323,081	1,043,037	814,445	—
Domestic Demand ETF	6,465,031	5,809,883	3,700,600	1,621,981
India Consumer ETF	16,623,085	15,826,391	—	—
India Infrastructure ETF	22,395,774	17,974,013	—	—
India Small Cap ETF	734,942	3,444,420	—	—

54   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

9. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Effective April 1, 2013, EGA implemented a unified fee (“Unified Fee”) structure for all of the series of the ETF Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if ever implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

EGA entered into a written fee waiver agreement (“BBRC Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.58% of the Beyond BRICs ETF Fund’s average daily net assets. The BBRC Fee Waiver Agreement will remain in effect and will be contractually binding until July 28, 2016. The BBRC Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the BBRC Fee Waiver Agreement. The BBRC Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGA also entered into a written fee waiver agreement (“XCEM Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.35% of the Fund’s average daily net assets. The XCEM Fee Waiver Agreement will remain in effect and will be contractually binding until August 11, 2017. The XCEM Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the Fee XCEM Waiver Agreement. The XCEM Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

The advisory fee for the remaining ETFs in the Trust is 0.85% of the Funds’ average daily net assets, with the exception of Consumer ETF (0.85% of the first $1 billion, 0.75% of the next $1 billion, and 0.70% for amounts over $2 billion), Core ETF (0.70%), the India Consumer ETF (0.89%) and the Blue Chip ETF (0.60%).

The Bank of New York Mellon serves as the ETFs’ Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, respectively.

Since September 1, 2014, an employee of EGA has served as Chief Compliance Officer and Anti-Money Laundering Officer for the Trust.

10. CREATION AND REDEMPTION TRANSACTIONS

The ETFs issue and redeem shares on a continuous basis at NAV in blocks of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.

Only “Authorized Participants” may purchase or redeem shares directly from an ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or do not have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Except as discussed below, the consideration for the purchase of Creation Units of an ETF generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a representation of the corresponding Underlying Index and an amount of cash. The consideration for the purchase of Creation Units of the Brazil Infrastructure ETF, India Consumer ETF, India Infrastructure ETF and India Small Cap ETF consists solely of cash in U.S. dollars. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant ETF for brokerage and market impact expenses relating to investing in portfolio securities. This charge is either debited or credited to Paid-in Capital.

EGA Emerging Global Shares Trust   55

Notes to Financial Statements  (concluded)
September 30, 2015 (Unaudited)

11. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On September 18, 2015, EGA announced that it will liquidate two Funds. The Board authorized these Fund liquidations and the affected ETFs, listed below, were liquidated on October 30, 2015:

EGShares Blue Chip ETF
EGShares Brazil Infrastructure ETF

Since September 30, 2015, the following Funds paid income and liquidating dividends:

Fund	Ticker	Per Share Income Distributed	Per Share Principal Distributed	Payable Date
EGShares Blue Chip ETF	BCHP	$0.07065	$18.18205	11/06/2015
EGShares Brazil Infrastructure ETF	BRXX	$0.05330	$6.12415	11/06/2015

Other than the above subsequent events, no other notable events have occurred between year-end and the issuance of the financial statements.

56   EGA Emerging Global Shares Trust

Board Review and Approval of EGShares EM Core ex-China ETF Advisory Contract (Unaudited)

At the August 12, 2015 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (“1940 Act”)) of the Trust (the “Independent Trustees”), approved the investment advisory agreement (the “Advisory Agreement”) between Emerging Global Advisors, LLC (“EGA”) and the Trust with respect to the EGShares EM Core ex-China ETF (the “Fund”), for a period of two years beginning August 12, 2015. Under the Advisory Agreement, EGA is obligated to pay all of the ordinary operating expenses of the Fund (the “Unified Fee”).

In considering approval of the Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. In considering the approval of the Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by EGA, including: (i) the bring-down letter that confirmed there were no changes to the materials provided by EGA at the February 26, 2015 Board meeting (other than the decrease in EGA’s assets under management); (ii) a copy of the Advisory Agreement; (iii) information describing the nature, quality, and extent of the services that EGA expects to provide to the Fund, and the fees that EGA proposes to charge for such services; (iv) information concerning the business, operations and compliance program of EGA; (v) a copy of the current Form ADV for EGA; and (v) a memorandum from Stradley Ronon Stevens & Young, LLP, counsel to the Trust and EGA, on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.

In addition, the Board considered data compiled by EGA from an unaffiliated third party proprietary database comparing the proposed advisory fee and projected expense ratio of the Fund with the advisory fees and expense ratios of other U.S.-listed ETFs having similar investment objectives, indexes and underlying holdings, including other EGA-sponsored funds (the “Peer Group”). The data for the Peer Group included expense ratio information after fee waivers and reimbursements (the “net expense ratio”). The Board discussed the criteria used by EGA for selecting the Peer Group. The Board noted that the Peer Group and the Peer Group metrics for the Fund did not include the Fund itself. The Board, including the Independent Trustees, concluded that the data was useful and reliable for the purpose of reviewing the Advisory Agreement.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant, including: the nature, quality, and extent of the services to be provided to the Fund by EGA; the personnel and operations of EGA; the profitability to EGA under the Advisory Agreement; the projected expense ratio and anticipated investment performance of the Fund; any ancillary benefits realized by EGA due to its relationship with the Fund and the Trust (i.e., “fall-out” benefits); and possible conflicts of interest.

In particular, the Board considered and reviewed the following with respect to the Fund:

(a) The nature, extent, and quality of services to be provided to the Fund by EGA.  The Board reviewed the services that EGA is expected to provide to the Fund. In connection with the advisory services to be provided to the Fund, the Board noted EGA’s significant responsibilities as the Fund’s investment adviser, including: implementation of the investment management program of the Fund; management of the day-to-day investment and reinvestment of the assets in the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general portfolio compliance with relevant law. The Board noted that they had also reviewed and considered most, if not all, of these items at Board meetings throughout the course of the year with respect to other ETF series of the Trust with similar investment objectives, strategies and risks.

The Board reviewed EGA’s experience, resources, strengths and its prior performance as an adviser and sub-adviser to the other ETF series of the Trust with similar investment objectives, strategies and risks. The Board also noted EGA’s procedures to manage potential conflicts of interest and EGA’s belief that management of the series of the Trust and EGA Frontier Diversified Core Fund does not present a material conflict of interest. Based on their consideration and review of the foregoing information, the Board concluded that the Fund was likely to benefit from the nature, quality, and extent of these services, as well as EGA’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services to be provided and fees to be charged by EGA and other investment advisers to similar clients, and the cost of the services to be provided.  The Board compared both the services to be rendered and the fees to be paid pursuant to the Advisory Agreement for the Fund to the contractual advisory fees of both EGA and other registered investment advisers providing services to similar ETFs in the Peer Group. In particular, the Board compared the Fund’s proposed advisory fee and projected total and net expense ratios to the advisory fees and net expense ratios of the other ETFs in the Peer Group as of July 30, 2015.

EGA Emerging Global Shares Trust   57

Board Review and Approval of EGShares EM Core ex-China ETF Advisory Contract (Unaudited)  (concluded)

The Board noted that the proposed advisory fee of the Fund was above the median and average, but below the maximum, advisory fee of the other funds in the Peer Group. The Board considered the Fund’s projected expense ratio both before and after the fee waiver and expense reimbursement (the “Expense Limitation Agreement”) paid by EGA pursuant to a written agreement by EGA, which further reduced the Fund’s net expense ratio below the Unified Fee. The Board noted that the projected net expense ratio of the Fund was below the median and average net expense ratio of the other funds in the Peer Group.

The Board considered the appropriateness of the proposed advisory fee, and the projected total and net expense ratios, of the Fund compared to the advisory fees and net expense ratios of the ETFs in the Peer Group. The Board received information regarding the costs, including operational costs borne by EGA under the Unified Fee. The Board noted EGA’s assumption of the contractual obligation to limit the Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also noted EGA’s 2-year commitment to further reduce expenses under the Expense Limitation Agreement.

After comparing the Fund’s proposed advisory fee, and projected total and net expense ratios, with those of the other funds in the Peer Group, and in light of the nature, quality, and extent of services to be provided by EGA and the costs incurred by EGA in rendering those services and absorbing the Fund’s ordinary operating expenses under the Unified Fee, and to further reduce expenses under the Expense Limitation Agreement, the Board concluded that the advisory fee to be paid to EGA with respect to the Fund was fair and reasonable.

(c) EGA’s profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.  The Board noted that, because the Fund had not yet commenced operations, it was not possible to assess either EGA’s profitability or the potential for economies of scale. The Board acknowledged EGA’s contractual obligation to limit the Fund’s expenses through the Unified Fee and the Expense Limitation Agreement, and the effect of such obligation on EGA’s profitability based on information presented to the Board. The Board also considered EGA’s profitability with respect to the other ETF series of the Trust, noting that EGA had in the past introduced breakpoints to its advisory fee for certain series of the Trust when assets under management had reached a significant size.

The Board considered fall-out benefits received by EGA from its relationship with the Fund and the Trust. The Board noted EGA’s positive reputational benefits from the success of the funds in the Trust, including benefits to EGA Indices, a separate group within EGA, which sponsors indexes for the Fund and certain other ETF series of the Trust.

(d) Investment performance of EGA.  The Board noted that, because the Fund had not commenced operations, it was not possible to assess EGA’s investment performance with respect to the Fund. The Board did consider EGA’s investment performance with respect to the other ETF series of the Trust, including ETF series with investment objectives, strategies and risks similar to the Fund, relative to their stated investment objectives to seek investment results that correspond (before fees and expenses) to the price and yield performance of the applicable underlying index that is referenced in each series’ investment objective, and EGA’s success in achieving each series’ objectives, including tracking difference (i.e., the difference of the returns between a fund and the underlying index it seeks to track) and tracking error (i.e., the volatility of the difference of the returns between a fund and the underlying index it seeks to track).

Conclusion.  No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the proposed advisory fee and projected expense ratio were reasonable in relation to the services to be provided by EGA to the Fund, as well as the costs to be incurred and benefits to be gained by EGA in providing such services. As a result, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreement with EGA would be in the best interest of the Fund and its shareholders.

58   EGA Emerging Global Shares Trust

Board of Trustees and Officers (Unaudited)

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 155 West 19th Street, New York, NY 10011. The Statement of Additional Information includes additional information about Fund Trustee and is available, without charge, upon request at 155 West 19th Street, New York, NY 10011. The information below is as of September 30, 2015.

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert Willens, 1946	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008.	18	Daxor Corp. (Medical Products and Biotechnology), since 2004.
Ron Safir, 1951	Trustee	Since 2009	Retired, since 2008.	18	None
Jeffrey D. Haroldson, 1957	Trustee	Since 2009	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011.	18	None
Interested Trustees
Robert C. Holderith[3], 1960	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer, since September 2008.	18	None
1	Each Trustee holds office for an indefinite term.
2	The “Fund Complex” consists of the EGA Frontier Diversified Core Fund and the Trust, which together consist of eighteen funds. As of September 30, 2015, twelve funds were operational.
3	Mr. Holderith is considered to be an “interested persons” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ Advisor.

EGA Emerging Global Shares Trust   59

Board of Trustees and Officers (Unaudited) (concluded)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1960	Executive Vice President	Since 2011	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).
Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1973	Principal Financial Officer, Vice President and Treasurer	Since 2013	Chief Operating Officer, since April 2014, Chief Financial Officer, since August 2012, Emerging Global Advisors, LLC; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.
Maya Teufel Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1972	Chief Compliance Officer	Since October 2015[2]	General Counsel and Chief Compliance Officer, Emerging Global Advisors, LLC, since November 2013; Vice President, Corporate Counsel, Jennison Associates LLC (Prudential Financial, Inc.), 2005 to November 2013.
1	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.
2	From September 2014 until October 9, 2015, Joseph Signora was the Chief Compliance Officer of the Trust.

60   EGA Emerging Global Shares Trust

General Information (Unaudited)

Investment Advisor
Emerging Global Advisors, LLC
155 West 19th Street, 3rd Floor
New York, NY 10011

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator, Custodian and Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

You may obtain a description of the EGShares Funds’ proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-800-4347 or visiting the funds website www.emergingglobaladvisors.com, or by accessing the Securities Exchange Commission’s (the “SEC”) website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

Each of the Funds’ premium/discount information that is current as of the most recent quarter-end is available by visiting www.emergingglobaladvisors.com or by calling (888) 800-4EGS (4347).

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares and other information.

EGA Emerging Global Shares Trust   61

155 West 19th Street
New York, NY 10011
(888) 800-4EGS (4347)
www.emergingglobaladvisors.com

EGA Emerging Global Shares Trust

EGShares Beyond BRICs ETF

EGShares Blue Chip ETF

EGShares Brazil Infrastructure ETF

EGShares EM Core ex-China ETF

EGShares EM Quality Dividend ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares India Consumer ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

EGShares are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	December 7, 2015

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	December 7, 2015

* Print the name and title of each signing officer under his or her signature.